SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549



                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

     Pre-Effective Amendment No. ___                               [_]

     Post-Effective Amendment No. ___                              [_]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

     Amendment No. __                                              [_]



                                    OTI TRUST
               (Exact name of registrant as specified in charter)



                       The Tower at Erieview, 36th Floor,
                             1301 East Ninth Street,
                           Cleveland, Ohio 44114-1800
                    (Address of principal executive offices)

                   Registrant's Telephone Number: 216-687-1000



  Richard A. Barone, The Tower at Erieview, 36th Floor, 1301 East Ninth Street,
                           Cleveland, Ohio 44114-1800
                     (Name and address of agent for service)

                                    Copy to:

                             Michael J. Meaney, Esq.
                   Benesch, Friedlander, Coplan & Aronoff LLP
       2300 BP America Building, 200 Public Square, Cleveland, Ohio 44114



Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has elected to register an indefinite number of shares of beneficial interest. The amount of the registration fee pursuant to Rule 24f-2 of the Investment Company Act of 1940 is $500.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

OTI SPECIAL OPPORTUNITIES FUND                 The Tower at Erieview, 36th Floor
                                                          1301 East Ninth Street
                                                           Cleveland, Ohio 44114
                                                                  (216) 687-1000

OTI Special Opportunities Fund (the "Fund") is a diversified portfolio of OTI Trust, an open-end management investment company (the "Trust").

The  Fund has an investment objective of obtaining capital appreciation.   Under
normal circumstances, at least 80% of the value of this Fund's total assets (other than money market investments) will consist of equity securities.

By  this  Prospectus,  the  Fund is offering Investor Shares  and  Institutional
Shares. Investor Shares are offered to the general public. Institutional Shares are offered to certain institutions and other specified investors. See "How to Purchase Shares." Investor Shares and Institutional Shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class.

This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission (the "SEC") in a Statement of Additional Information dated the same date as this Prospectus and is available upon request and without charge by calling the Fund at (216) 687-1000. Such additional information is hereby incorporated by reference into this Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                           PROSPECTUS/October __, 1998


Investors are advised to read this Prospectus and to retain it for future reference.

                                   HIGHLIGHTS

Investment Objective. The Fund is a diversified fund. The investment objective of the Fund is to obtain capital appreciation. No assurance can be given that the Fund will achieve its objective. See "Investment Objective and Management Techniques."

Sales Charge. The Fund sells and redeems its shares at net asset value without any front-end sales charges or redemption charges. Investor Shares of the Fund are subject to a plan for using as much as .60% of net assets annually to aid the distribution of its shares. See "Distribution Plan (Investor Shares Only)."

Liquidity. The Fund continuously offers and redeems shares at the net asset value next computed after receipt by the Fund's Transfer Agent of a purchase order or redemption request in proper form. See "How to Purchase Shares" and "How to Redeem Shares."

Minimum Investment. For Investor Shares, the minimum initial investment is $1,000, with subsequent minimum investments of $100. For Institutional Shares, the minimum initial investment is $1,000,000, with subsequent minimum investments of $10,000. See "How to Purchase Shares." The Fund has the right to redeem the shares in an account and pay the proceeds to the shareholder if, because of shareholder redemptions, the value of the account drops below $1,000 in the case of Investor Shares or $1,000,000 in the case of Institutional Shares. See "How to Redeem Shares."

Dividends.   The  Fund  intends  to pay dividends  at  least  once  annually  to
shareholders.   Unless otherwise directed, all dividends will  be  automatically reinvested in additional shares.  See "Dividends, Distributions and Taxes."

Investment Adviser. Maxus Asset Management Inc. ("MAM" or the "Adviser") is the investment adviser for the Fund. Its annual fee is 1% of the Fund's average daily net assets. This fee is higher than that paid by most other investment companies. Since 1976 MAM has been an investment adviser to individuals, retirement plans, corporations and foundations. MAM is controlled by Richard A. Barone, Chairman of the Fund. See "Investment Management."

Sub-Adviser. The Fund's Sub-Adviser is Morton H. Sachs & Company. The Sub-Adviser obtains and performs fundamental research, performs analysis and makes recommendations to the Adviser with respect to the purchase or sale of specific investments. The Adviser pays the Sub-Adviser a sub-advisory fee at the rate of
 .50% of the Fund's average daily net assets.  See "Investment Management."

Distributor. Shares of the Fund are offered by Maxus Securities Corp ("MSC") and by the Sub-Adviser, each an NASD broker-dealer, on a best efforts basis. MSC is controlled by Richard A. Barone, Chairman of the Trust. See "Other Information Concerning Purchase of Shares" and "Distribution Plan (Investor Shares Only)."

Risk Factors. The Fund is not intended to provide a balanced investment program to meet all requirements of every investor. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market and financial conditions.

     The Fund is expected to have a high rate of portfolio turnover relative to other mutual funds, which may result in the Fund paying more brokerage commissions and having higher amounts of realized investment gain subject to the payment of taxes by shareholders. See "Risks and Other Considerations."

                                    FEE TABLE

Annual Fund Operating Expenses (as a percentage of average net assets)

                                  Investor              Institutional
                                   Class                    Class

     Management Fees               1.00%                    1.00%
     12b-1 Fees                    0.60%                    0.00%
     Other Expenses*               1.25%                    1.25%
     Total Fund Operating
        Expenses*                  2.85%                    2.25%

*    Based on estimated expenses for the current fiscal year.

     The 12b-1 fee in the foregoing table is an asset-based sales charge as defined in the Rules of Fair Practice of the National Association of Securities Dealers (the "Rules"). The existence of this charge may cause long-term shareholders to pay more in total sales charges than the economic equivalent of the maximum front-end sales charges permitted under those Rules.

     A shareholder who requests that the proceeds of a redemption be sent by wire transfer will be charged for the cost of such wire, which is $10.00 as of the date of this Prospectus (subject to change without notice).

Example                                              1 year    3 years

You would pay the following expenses on
   a $1,000 investment in Investor Shares of
   the Fund, assuming (1) 5% annual return
   and (2) redemption at the end of each
   time period:                                       $29         $88

Example                                              1 year    3 years

You would pay the following expenses on
   a $1,000 investment in Institutional Shares of
   the Fund, assuming (1) 5% annual return and
   (2) redemption at the end of each time period:     $23         $70

     The purpose of the foregoing table is to assist you in understanding the various costs and expenses that an investor in the Fund will bear, directly or indirectly. The Example set forth in the foregoing table should not be considered a representation of actual or expected expenses or returns. Actual expenses or returns may be greater or lesser than those shown.

                 INVESTMENT OBJECTIVE AND MANAGEMENT TECHNIQUES

     The investment objective of the Fund is to obtain capital appreciation. This objective is a fundamental policy of the Fund and may not be changed without approval of a majority of the Fund's shares.

     In seeking its objective, under normal conditions, the Fund will invest at least 80% of its total assets (other than "money market investments" as defined below) in equity securities. Equity securities are common stocks and preferred stocks and securities convertible or exchangeable into common stocks or preferred stocks. The Fund seeks to maximize long-term capital appreciation by investing in equity securities that represent excellent value in relation to companies' cash-generating ability, assets, and perceived future earning power. The Fund uses a "bottom-up" selection process that is based on fundamental research and early trend analysis. A proprietary stock price indicator that provides information which is valuable in determining the most probable future price movements for each stock or industry group is incorporated within this value oriented investment discipline and is used to select those equity investments which are most likely to appreciate within a relevant time period.

     Under normal conditions, the Fund also may invest up to 20% of its total assets in cash, high-quality commercial paper (i.e., rated A-1 or A-2 by Standard & Poor's) and other money market instruments (collectively, "money market investments"), investment grade corporate debt securities (i.e., rated BBB or better by Standard & Poor's), U.S. Government Securities and U.S. Government agency securities. In addition, when the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest without limitation in money market investments. Please refer to Appendix A for a description of these ratings.

     The Fund is not restricted with regard to portfolio turnover and will make changes in its investment portfolios from time to time as business and economic conditions and market prices may dictate and their respective investment policies may require. It is estimated that the portfolio turnover rate generally will not exceed 200%. A high rate of portfolio turnover in any year will increase brokerage commissions paid and could result in high amounts of realized investment gain subject to the payment of taxes by shareholders. Any realized net short-term investment gain will be taxed to shareholders as ordinary income. See "Dividends, Distributions and Taxes" below.


              INVESTMENT POLICIES AND RESTRICTIONS

     The Fund has adopted certain fundamental policies which may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act). Certain of these policies are detailed below, while other policies are set forth in the Statement of Additional Information.

     The Fund may not:

         (1) invest more than 5% of the value of its total assets in the securities of any one issuer (except obligations issued or guaranteed by the United States Government, its agencies and instrumentalities);

         (2) acquire more than 10% of the outstanding voting securities of any one issuer;

         (3) invest more than 25% of the value of such Fund's total assets in securities of companies in a particular industry (except obligations issued or guaranteed by the United States Government, its agencies and instrumentalities).

     Changes in values of particular Fund assets or the assets of the Fund as a whole will not cause a violation of the investment restrictions so long as percentage restrictions are observed by the Fund at the time it purchases any security. Other investment policies are discussed in the Statement of Additional Information under the heading "Investment Policies and Restrictions."


                 RISKS AND OTHER CONSIDERATIONS

     The Fund is not intended to provide a balanced investment program to meet all requirements of every investor. No assurance can be given that the Fund will achieve its investment objective.

     The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market and financial conditions. The value of an investment in the Fund may sometimes decrease instead of increase.

     The Fund is expected to have a high rate of portfolio turnover relative to other mutual funds, which may result in the Fund paying more brokerage commissions and having higher amounts of realized investment gain subject to the payment of taxes by shareholders.


                                   PERFORMANCE

     From time to time, the Fund may advertise performance data represented by a cumulative total return or an average annual total return. Total returns are based on the overall or percentage change in value of a hypothetical investment in the Fund and assume all of the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to smooth out variations in the Fund's returns, it should be recognized that they are not the same as actual year-by-year results.

     Performance may be compared to well-known indices such as the Dow Jones Industrial Average or alternative investments such as Treasury Bills. Also, the Fund may include published editorial comments compiled by independent organizations such as Lipper Analytical Services or Morningstar, Inc.

     All performance information is historical in nature and is not intended to represent or guarantee future results. The value of Fund shares when redeemed may be more or less than their original cost.

     Further information about the performance of the Fund is contained in the Fund's Annual Report to Shareholders which may be obtained from the Fund without charge.


                             HOW TO PURCHASE SHARES

     By this Prospectus, the Fund is offering Investor Shares and Institutional Shares. Investor Shares and Institutional Shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class.

Investor Shares

     Investor Shares may be purchased by any investor without a sales charge. A minimum initial investment of $1,000 is required to open an Investor Shares account with subsequent minimum investments of $100. Investment minimums may be waived at the discretion of the Fund.

Institutional Shares

     Institutional Shares may be purchased without a sales charge by (1) financial institutions, such as banks, trust companies, thrift institutions, mutual funds or other financial institutions, acting on their own behalf or on behalf of their qualified fiduciary accounts, employee benefit or retirement plan accounts or other qualified accounts, (2) securities brokers or dealers acting on their own behalf or on behalf of their clients, (3) directors or employees of the Fund or of the Adviser or its affiliated companies or by the relatives of those individuals or the trustees of benefit plans covering those individuals. These requirements for the purchase of Institutional Shares may be waived in the sole discretion of the Fund.

     A minimum initial investment of $1,000,000 is required to open an Institutional Shares account with subsequent minimum investments of $10,000. Investment minimums may be waived at the discretion of the Fund.

Shareholders Accounts

     When a shareholder invests in the Fund, Maxus Information Systems Inc., the Transfer Agent for the Fund, will establish an open account to which all full and fractional shares (to three decimal places) will be credited, together with any dividends and capital gains distributions, which are paid in additional shares unless the shareholder otherwise instructs the Transfer Agent. Stock certificates will be issued for full shares only when requested in writing. Each shareholder is notified of the status of his account following each purchase or sale transaction.

Initial Purchase

     The initial purchase may be made by check or by wire in the following manner:

By Check. The Account application which accompanies this Prospectus should be completed, signed, and, along with a check for the initial investment payable to OTI Trust, mailed to: Maxus Information Systems Inc., The Tower at Erieview, 36th Floor, 1301 East Ninth Street, Cleveland, Ohio 44114.

By Wire. In order to expedite the investment of funds, investors may advise their bank or broker to transmit funds via Federal Reserve Wire System to: Star Bank, N.A. Cinti/Trust, ABA #0420-0001-3, [F/F/C Account No. _____________ Maxus Mutual Funds DDA ___________ (Star Bank Trust)]. Also provide the shareholder's name and account number. In order to obtain this needed account number and receive additional instructions, the investor may contact, prior to wiring funds, Maxus Information Systems Inc., at (216) 687-1000. The investor's bank may charge a fee for the wire transfer of funds.

Subsequent Purchases.

     Investors may make additional purchases in the following manner:

By Check. Checks made payable to OTI Trust should be sent, along with the stub from a previous purchase or sale confirmation, to Maxus Information Systems Inc., The Tower at Erieview, 36th Floor, 1301 East Ninth Street, Cleveland, Ohio 44114.

By  Wire.   Funds  may  be  wired  by following the  previously  discussed  wire instructions for an initial purchase.

By Telephone. Investors may purchase shares up to an amount equal to 3 times the market value of shares held in the shareholder's account in the Fund on the preceding day for which payment has been received, by telephoning Maxus Information Systems Inc., at (216) 687-1000 and identifying their account by number. Shareholders wishing to available themselves of this privilege must complete a Telephone Purchase Authorization Form which is available from the Fund. A confirmation will be mailed and payment must be received within 3 business days of date of purchase. If payment is not received within 3 business days, the Fund reserves the right to redeem the shares purchased by telephone, and if such redemption results in a loss to the Fund, redeem sufficient additional shares from the shareholder's account to reimburse the Fund for the loss. Payment may be made by check or by wire. The Adviser has agreed to hold the Fund harmless from net losses resulting from this service to the extent, if any, not reimbursed from the shareholder's account. This telephone purchase option may be discontinued without notice.

Systematic Investment Plan

     The Systematic Investment Plan permits investors to purchase shares of the Fund at monthly intervals. Provided the investor's bank or other financial institution allows automatic withdrawals, shares may be purchased by transferring funds from the account designated by the investor. At the investor's option, the account designated will be debited in the specified amount, and shares will be purchased once a month, on or about the 15th day. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. Investors desiring to participate in the Systematic Investment Plan should call the Transfer Agent at
(216) 687-1000 to obtain the appropriate forms. The Systematic Investment Plan does not assure a profit and does not protect against loss in declining markets.

Price of Shares.

     The price paid for shares of a certain class of the Fund is the net asset value per share of such class of the Fund next determined after receipt by the Transfer Agent of properly identified purchase funds, except that the price for shares purchased by telephone is the net asset value per share next determined after receipt of telephone instructions. Net asset value per share is computed for each class of the Fund as of the close of business (currently 4:00 P.M., New York time) each day the New York Stock Exchange is open for trading and on each other day during which there is a sufficient degree of trading in the Fund's investments to affect materially net asset value of its redeemable securities. For purposes of pricing sales and redemptions, net asset value per share of each class of the Fund is calculated by determining the value of the class's proportional interest in the assets of the Fund, less (i) such class's proportional share of general liabilities and (ii) the liabilities allocable to such class, and dividing such amount by the number of shares of such class outstanding.

     For purposes of computing the net asset value per share, securities listed on a national securities exchange or on the NASDAQ National Market System will be valued on the basis of the last sale of the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of business on each day or, if market quotations are not readily available, at fair value as determined in good faith by the Board of Trustees. Unless the particular circumstances (such as an impairment of the credit-worthiness of the issuer) dictate otherwise, the fair value of short-term securities with maturities of 60 days or less shall be their amortized cost. All other securities and other assets of the Fund will be valued at their fair value as determined in good faith by the Board of Trustees.

Other Information Concerning Purchase of Shares.

     The Fund reserves the right to reject any order, to cancel any order due to non-payment and to waive or lower the investment minimums with respect to any person or class of persons. If an order is canceled because of non-payment or because your check does not clear, you will be responsible for any loss that the Fund incurs. If you are already a shareholder, the Fund can redeem shares from your account to reimburse it for any loss. The Adviser has agreed to hold the Fund harmless from net losses to that Fund resulting from the failure of a check to clear to the extent, if any, not recovered from the investor. For purchases of $50,000 or more, the Fund may, in its discretion, require payment by wire or cashier's or certified check.

     Shares of the Fund are offered, on a best efforts basis by the Fund's Distributors, Maxus Securities Corp ("MSC") (an affiliate of the Adviser) and the Sub-Adviser, each an NASD broker-dealer. Purchases of the Fund's shares through MSC will be transmitted promptly to the Transfer Agent so that the investor's purchase order receives the net asset value next determined following receipt of the order by either Distributor. The address of MSC is The Tower at Erieview, 36th Floor, 1301 East Ninth Street, Cleveland, Ohio 44114. The address of the Sub-Adviser is 1346 S. Third Street, Louisville, Kentucky 40208. MSC and the Sub-Adviser each receives for its services as Distributor an annual distribution fee of .30% of average net assets of Investor Shares. See "Distribution Plan (Investor Shares Only)."

                              HOW TO REDEEM SHARES

     All shares of each class of the Fund offered for redemption will be redeemed at the net asset value per share of such class of the Fund next determined after receipt of the redemption request, if in good order, by the
Transfer Agent. See "Price of Shares." Because the net asset value of the Fund's shares will fluctuate as a result of changes in the market value of securities owned, the amount a stockholder receives upon redemption may be more or less than the amount paid for the shares. Redemption proceeds will be mailed to the shareholder's registered address of record or, if $5,000 or more, may be transmitted by wire, upon request, to the shareholder's pre-designated account at a domestic bank. The shareholder will be charged for the cost of such wire. If shares have been purchased by check and are being redeemed, redemption proceeds will be paid only after the check used to make the purchase has cleared (usually within 15 days after payment by check). This delay can be avoided if, at the time of purchase, the shareholder provides payment by certified or cashier's check or by wire transfer.

Redemption by Mail.

     Shares may be redeemed by mail by writing directly to the Fund's Transfer Agent, Maxus Information Systems Inc., The Tower at Erieview, 36th Floor, 1301 East Ninth Street, Cleveland, Ohio 44114. The redemption request must be signed exactly as the shareholder's name appears on the registration form, with the signature guaranteed, and must include the account number. If shares are owned by more than one person, the redemption request must be signed by all owners exactly as the names appear on the registration.

     If a shareholder is in possession of the stock certificate, these certificates must accompany the redemption request and must be endorsed as registered with a signature guarantee. Additional documents may be required for registered certificates owned by corporations, executors, administrators, trustees or guardians. A request for redemption will not be processed until all of the necessary documents have been received in proper form by the Transfer Agent. A shareholder in doubt as to what documents are required should contact Maxus Information Systems Inc. at (216) 687-1000.

     You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. A notary public is not an acceptable guarantor. The Fund may in its discretion waive the signature guarantee in certain instances.

Redemption By Telephone.

     Shares may be redeemed by telephone by calling Maxus Information Systems Inc. at (216) 687-1000 between 9:00 A.M. and 4:00 P.M. eastern time on any day the New York Stock Exchange is open for trading. An election to redeem by telephone must be made on the initial application form or on other forms prescribed by the Fund which may be obtained by calling the Fund at (216) 687-1000. This form contains a space for the shareholder to supply his own four digit identification number which must be given upon request for redemption. The Fund will not be liable for following instructions communicated by telephone that the Fund reasonably believes to be genuine. If the Fund fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine, the Fund may be liable for any losses due to unauthorized or fraudulent instructions. Any changes or exceptions to the original election must be made in writing with signature guaranteed, and will be effective upon receipt by the Transfer Agent. The Transfer Agent and the Fund reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption option without notice. The minimum telephone redemption is $1,000.

Other Information Concerning Redemption.

     The Fund reserves the right to take up to seven days to make payment if, in the judgment of the Fund's Investment Adviser, the Fund could be affected adversely by immediate payment. In addition, the right of redemption for the Fund may be suspended or the date of payment postponed (a) for any period during which the NYSE is closed (other than for customary week-end and holiday closings), (b) when trading in the markets that the Fund normally utilizes is restricted, or when an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of the Fund's investments or determination of its net asset value not reasonably practicable, or (c) for any other periods as the SEC by order may permit for protection of the Fund's shareholders.

     Due to the high cost of maintaining accounts, the Fund has the right to redeem, upon not less than 30 days written notice, all of the shares of any shareholder if, through redemptions, the shareholder's account has a net asset value of less than $1,000 in the case of Investor Shares or $1,000,000 in the case of Institutional Shares. A shareholder will be given at least 30 days written notice prior to any involuntary redemption and during such period will be allowed to purchase additional shares to bring his account up to the applicable minimum before the redemption is processed.


                           SYSTEMATIC WITHDRAWAL PLAN

     Shareholders who own shares of the Fund valued at $15,000 or more may elect to receive a monthly or quarterly check (or direct deposit to the shareholder's checking account) in a stated amount (minimum amount is $100 per month or quarter). Shares will be redeemed at net asset value as may be necessary to meet the withdrawal payments. If withdrawal payments exceed reinvested dividends and distributions, the investor's shares will be reduced and eventually depleted. A withdrawal plan may be terminated at any time by the shareholder or the Fund. Costs associated with a withdrawal plan are borne by the Fund. Additional information regarding systematic withdrawal plans may be obtained by calling Maxus Information Systems Inc. at (216) 687-1000.


                              INVESTMENT MANAGEMENT

Trustees and Officers.

     The business and affairs of the Fund are managed under the direction of the Board Trustees of the Trust, as required by Ohio law. The day-to-day operations of the Fund are conducted through or under the direction of its officers. By virtue of the responsibilities assumed by MAM as investment adviser (see below), the Fund has no executive employees other than their officers, each of whom is employed by MAM or its affiliates and none of whom devotes full time to the affairs of the Fund. No officer, director or employee of MAM or any of its affiliates receives any compensation from the Fund for serving as a Trustee or officer of the Fund. The Fund pays each Trustee who is not an officer, director or employee of MAM, the Sub-Adviser or any of their affiliates a fee for each meeting attended and reimburses each such Trustee for travel and out-of-pocket expenses.

The Investment Adviser and Sub-Adviser.

     The Fund has retained as its investment adviser Maxus Asset Management Inc ("MAM" or the "Adviser"), The Tower at Erieview, 36th Floor, 1301 East Ninth Street, Cleveland, Ohio 44114, an investment management organization founded in 1976. The Adviser is actively engaged in providing discretionary investment management services to institutional and individual clients and is registered under the Investment Advisers Act of 1940.

     MAM is a wholly owned subsidiary of Resource Management Inc, dba Maxus Investment Group ("RMI"), an Ohio corporation with interests primarily in the financial services industry. RMI also owns all of the shares of Maxus Securities Corp ("MSC"), an NASD broker/dealer through which shares of the Fund are being offered. Mr. Richard A. Barone is the president and controlling shareholder of RMI and, therefore, is deemed to be in control of MAM and MSC. Mr. Barone is the person primarily responsible for the management of the portfolio of the Fund. He has been President of MAM since 1976.

     Subject to the supervision and direction of the Trustees, MAM, as investment adviser, manages the Fund's portfolio in accordance with the stated policies of the Fund. Based upon recommendations of the Sub-Adviser as explained below, MAM makes investment decisions for the Fund and places the purchase and sale orders for portfolio transactions. In addition, MAM or its affiliates furnishes office facilities and clerical and administrative services, pays the salaries of all officers and employees who are employed by both it and the Fund and, subject to the direction of the Trust's Board of Trustees, is responsible for the overall management of the business affairs of the Fund, including the provision of personnel for recordkeeping, the preparation of governmental reports and responding to shareholder communications.

     The Adviser has retained Morton H. Sachs & Company ("Sachs" or the "Sub-Adviser"), 1346 S. Third Street, Louisville, Kentucky 40208, as the Sub-Adviser of the Fund. The Sub-Adviser obtains and performs fundamental research, performs analysis of such research and makes recommendations to the Adviser with respect to the purchase or sale of specific investments. A key component of the fundamental research utilized by the Sub-Adviser is a proprietary stock price indicator service provided to the Sub-Adviser by OTI Equity Research Inc. ("OTI"). All final investment decisions are made by the Adviser.

     The Sub-Adviser is an investment management organization founded in 1974. The Sub-Adviser is actively engaged in providing discretionary investment management services to institutional and individual clients and is registered under the Investment Advisors Act of 1940. The Sub-Adviser is also an NASD broker-dealer through which shares of the Fund are being offered.

Advisory Fee, Sub-Advisory Fee and Other Expenses.

     The Adviser receives from the Fund as compensation for its services to the Fund a fee at the annual rate of 1% of the Fund's average daily net assets. The Adviser pays the Sub-Adviser a sub-advisory fee at the annual rate of .50% of the Fund's average daily net assets. The Adviser also reimburses the Sub-Adviser for 50% of the amounts paid by the Sub-Adviser to obtain research from OTI.

     The Fund pays all expenses not assumed by the Adviser, including brokerage fees and commissions, fees of Trustees not affiliated with MAM, expenses of registration of the Fund and of the shares of the Fund with the Securities and Exchange Commission and the various states, charges of the custodian, dividend and transfer agent, outside auditing and legal expenses, liability insurance premiums on property or personnel (including officers and trustees), maintenance of trust existence such as the filing of reports required by state law, any taxes payable by the Fund, interest payments relating to Fund borrowings, costs of preparing, printing and mailing registration statements, prospectuses, periodic reports and other documents furnished to shareholders and regulatory authorities, fees and expenses of legal counsel, and costs of printing share certificates, portfolio pricing services and shareholder meetings, and costs pursuant to the Fund's plan of distribution described below.

Distribution Plan (Investors Shares Only).

     Under a plan adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), the Fund pays each of MSC and the Sub-Adviser a shareholder servicing and distribution fee at the annual rate of .30% of the average daily net assets of the Investor Shares of the Fund. Such fee will be used by MSC and the Sub-Adviser to make payments for administration, shareholder services and distribution assistance, including, but not limited to (i) compensation to securities dealers and other persons and organizations ("Service Organizations") for providing distribution assistance with respect to Investor Shares, (ii) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Investor Shares, and
(iii) otherwise promoting the sale of Investor Shares, including paying for the preparation of advertising and sales literature and the printing and distribution of such materials to prospective investors. The fees paid to MSC and the Sub-Adviser under the Plan are payable without regard to actual expenses incurred. Third parties also may charge fees to their clients who are beneficial owners of Investor Shares in connection with their clients' accounts. These fees would be in addition to any amounts which may be received by them from MSC or the Sub-Adviser under the Plan.

Execution of Portfolio Transactions.

     Orders for transactions in portfolio securities for the Fund are placed by the Adviser with securities broker-dealers with the objective of obtaining the best available price, investment services and execution. Cost of execution (commissions) is an important consideration but may not be the overriding determinant. Based upon this consideration the Adviser makes substantial use of the services of (i) MSC, an affiliate of the Fund and of the Adviser and (ii) the Sub-Adviser, but is not required to do so in either case.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     The Fund will declare and pay, at least annually, dividends to shareholders of substantially all of its net investment income, if any, earned during the year from investments, and will distribute net realized capital gains, if any, once each year. All dividends and distributions will be reinvested automatically at net asset value in additional shares of the Fund unless the shareholder has notified such Fund in writing of his election to receive distributions in cash. As a result of the application of the Distribution Plan to Investor Shares only, the amount of dividends on Institutional Shares will exceed the amount of dividends on Investors Shares.

     The Fund will be treated as a separate entity for federal income tax purposes. The Fund intends to qualify continually as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). Such qualification removes from the Fund any liability for federal income taxes upon the portion of its income distributed to shareholders and makes federal income tax upon such distributed income generated by the Fund's investments the sole responsibility of the shareholders. Continued qualification requires the Fund to distribute to its shareholders each year substantially all of its income and capital gains. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible four percent (4%) excise tax. To prevent imposition of the excise tax the Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its calendar year net ordinary income, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending December 31 of such year, and (3) 100% of any undistributed net ordinary income and net capital gains for previous years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in December of that year with a record date in December and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The Fund will notify shareholders of the tax status of dividends and distributions.

     Any dividend or distribution paid by the Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution paid shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder, even though subject to income taxes.

     The Fund may also, from time to time, pay dividends in excess of net income and net realized capital gains. Any such excess dividends would constitute a non-taxable return of capital to the shareholder.

     Depending on the residence of the shareholder for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. Shareholders should consult their own tax advisers as to the tax consequences of ownership of shares of the Fund in their particular circumstances.

     In accordance with the Code, the Fund may be required to withhold a portion of dividends or redemptions or capital gains paid to a shareholder and remit such amount to the Internal Revenue Service if the shareholder fails to furnish the Fund with a correct taxpayer identification number, if the shareholder fails to supply the Fund with a tax identification number altogether, if the investor fails to make a required certification that his taxpayer identification number is correct and that he is not subject to backup withholding, or if the Internal Revenue Service notifies the Fund to withhold a portion of such distributions from a shareholder's account.

                               GENERAL INFORMATION

     The Fund is a diversified portfolio of OTI Trust (the "Trust"). The Trust is an open-end management investment company, organized as a business trust under the laws of the State of Ohio by a Declaration of Trust dated September 15, 1998. The Declaration of Trust provides for an unlimited number of authorized shares of beneficial interest, which may, without shareholder approval, be divided into an unlimited number of series of such shares. Each share represents an equal proportionate interest in an investment portfolio with other shares of the same series and class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that portfolio as are declared at the discretion of the Trustees. All consideration received by the Trust for shares of one of the portfolios and all assets in which such consideration is invested will belong to that portfolio and will be subject to the liabilities relating thereto. Presently, only a single series of shares has been authorized, that is, the shares in the Fund.

     Shareholders are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except that (i) shares shall be voted by individual series or class when required by the 1940 Act or when the Trustees have determined that the matter affects only the interests of a particular series or class, and (ii) only the holders of Investor Shares will be entitled to vote on matters submitted to shareholder vote with regard to the Distribution Plan applicable to such class.

     As used in this Prospectus and in the Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Trust or a particular series means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of the Trust or such series present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Trust or such series are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of the Trust or such series.

     Although the Trust is not required to hold annual meetings of the shareholders, shareholders holding at least 10% of the Trust's outstanding shares have the right to call a meeting to elect or remove one or more of the Trustees of the Trust.

     Upon issuance and sale in accordance with the terms of this Prospectus, each share will be fully paid and non-assessable. Shares of the Fund have no preemptive, subscription or conversion rights and are redeemable as set forth under "How to Redeem Shares." The Declaration of Trust also provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every agreement, obligation or instrument entered into or executed by the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

     In order to provide the initial capital for the Trust, MAM and Sachs each have purchased 5,000 Institutional Shares of the Fund at $10.00 per share for a total purchase price of $50,000 each. As long as MAM or Sachs owns more than 25% of the Trust's shares, it will be deemed to be in "control" of the Trust as that term is defined in the 1940 Act.

     Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45201, is the custodian for the Fund's securities and cash. Maxus Information Systems Inc. ("MIS"), The Tower at Erieview, 36th Floor, 1301 East Ninth Street, Cleveland, Ohio 44114, is the Fund's Transfer, Redemption and Dividend Distributing Agent. MIS is a subsidiary of RMI, the parent company of the Adviser.

     McCurdy & Associates C.P.A.'s, Inc., 27955 Clemens Road, Westlake, Ohio 44145, have been appointed as independent accountants for the Fund.

     Benesch, Friedlander, Coplan & Aronoff LLP, 2300 BP America Building, 200 Public Square, Cleveland, Ohio 44114, is legal counsel to the Fund and to the Adviser.

     Shareholder inquiries should be directed to the Secretary of the Trust at The Tower at Erieview, 36th Floor, 1301 East Ninth Street, Cleveland, Ohio 44114.

                           APPENDIX A
       Description of bond and Commercial Paper Ratings*
                 Standard & Poor's Corporation

Bonds

     AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA:   Bonds  rated AA have very strong capacity to pay interest  and  repay principal and differ from the highest rated issues only in small degree.

     A: Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than bonds in the higher rated categories.

     BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for the bonds in higher rated categories.

     BBB, B, CCC and CC: Bonds rated BB, B, CCC and CC are regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial Paper

     A-1:   Commercial  paper  rated A-1 indicates that  the  degree  of  safety regarding timely payment is very strong.

     A-2:   Commercial  paper rated A-2 indicates that the capacity  for  timely
payment  is  strong.   However,  the  relative  degree  of  safety  is  not   as
overwhelming as for issues designated A-1.
___________________________

*As described by Standard & Poor's Corporation.

No dealer, salesman, or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or the Adviser. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.


TABLE OF CONTENTS                                            Page

HIGHLIGHTS                                                      2
FEE TABLE                                                       3
INVESTMENT OBJECTIVE AND MANAGEMENT TECHNIQUES                  4
INVESTMENT POLICIES AND RESTRICTIONS                            4
RISKS AND OTHER CONSIDERATIONS                                  5
PERFORMANCE                                                     5
HOW TO PURCHASE SHARES                                          6
HOW TO REDEEM SHARES                                            9
SYSTEMATIC WITHDRAWAL PLAN                                     10
INVESTMENT MANAGEMENT                                          10
DIVIDENDS, DISTRIBUTIONS AND TAXES                             13
GENERAL INFORMATION                                            14

                          Investors are advised to read
                          this Prospectus and to retain
                            it for future reference.




                         OTI SPECIAL OPPORTUNITIES FUND






                                   PROSPECTUS




                                October __, 1998

             STATEMENT OF ADDITIONAL INFORMATION
                                                                October __, 1998

                         OTI SPECIAL OPPORTUNITIES FUND
                        The Tower at Erieview, 36th Floor
                             1301 East Ninth Street
                              Cleveland, Ohio 44114
                                 (216) 687-1000


     OTI Special Opportunities Fund (the "Fund") is a diversified portfolio of OTI Trust, an open-end management investment company. The investment objective of the Fund is to obtain capital appreciation. This Statement of Additional Information relating to the Fund is not a prospectus and should be read in conjunction with the Fund's prospectus. A copy of the Fund's prospectus can be obtained from one of the Fund's distributors, Maxus Securities Corp, The Tower at Erieview, 36th Floor, 1301 East Ninth Street, Cleveland, Ohio 44114, telephone number (216) 687-1000 or Morton H. Sachs & Company, 1346 S. Third Street, Louisville, Kentucky 40208, telephone number (502) 636-5282. The prospectus to which this Statement relates is dated the same date as this Statement of Additional Information.

     The date of this Statement of Additional Information is October __, 1998.

                                TABLE OF CONTENTS


Caption                            Page     Location in Prospectus

General Information and History       1     General Information

Investment Objective and Policies     1     Investment Objectives
                                            and Management Techniques

Management of the Fund                2     Investment Management

Ownership of Shares                   4     Not Applicable

Investment Advisory and Other         4     Investment Management
Services

Brokerage Allocation                  5     Execution of Portfolio Transactions

Capital Stock and Other Securities    7     General Information

Purchase, Redemption and Pricing of   7     How to Purchase Shares/
Securities Being Offered                    How to Redeem Shares

Determination of Net Asset Value      7     How to Purchase Shares

Tax Status                            8     Dividends, Distributions
                                            and Federal Taxes

Distributors                          9     Investment Management

Financial Statements                 10     Not Applicable

                         GENERAL INFORMATION AND HISTORY

     OTI Special Opportunities Fund (the "Fund") is a diversified portfolio of OTI Trust (the "Trust"), an open-end management investment company. The Fund seeks capital appreciation. The Trust was organized as a business trust under the laws of the State of Ohio pursuant to a Declaration of Trust dated September 15, 1998.

Investment Objective and Policies

     The investment objective and policies of the Fund are briefly described in the Prospectus under the heading "Investment Objective And Management
Techniques." The Fund has also adopted the following fundamental investment policies and restrictions in addition to the fundamental investment policies described in the Prospectus under the subheading "Investment Restrictions." These policies cannot be changed without approval by the holders of a majority of the outstanding voting securities of the Fund (as defined in the Prospectus under "GENERAL INFORMATION"). The Fund may not:

          1. Invest in securities of other registered investment companies, except by purchase in the open market involving only customary brokerage commissions, or except as part of a merger, consolidation, reorganization or acquisition; or

          2. Invest in securities of any registered closed-end investment company, if immediately after such purchase or acquisition the Fund would own more than 3% of the total outstanding voting stock of such closed-end company.

          3. Invest more than 10% of the Fund's net assets in securities for which market quotations are not readily available and repurchase agreements maturing in more than seven days.

          4. Lend money or securities, provided that the making of interest-bearing demand deposits with banks and the purchase of debt securities in accordance with its objective and policies are not prohibited.

          5. Borrow money except for temporary or emergency purposes from banks (but not for the purpose of purchase of investments) and then only in an amount not to exceed 5% of the Fund's net assets; or pledge the Fund's securities or receivables or transfer or assign or otherwise encumber them in an amount exceeding the amount of the borrowings secured thereby.

          6. Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

          7. Write (sell) put or call options, combinations thereof or similar options; nor may it purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on put and call options, combinations thereof or similar options.

          8. Purchase or retain the securities of any issuer if any of the officers or Trustees of the Trust or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

          9. Invest for the purpose of exercising control or management of another issuer.

          10. Invest in commodities or commodity futures contracts or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

          11. Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

          12. Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

          13.  Issue senior securities as defined in the Act.

          14. Purchase securities subject to restrictions on disposition under the Securities Act of 1933.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation.

     The Fund will not invest more than 5% of its assets in repurchase agreements. A repurchase agreement is an instrument under which the Fund acquires ownership of an obligation but the seller agrees, at the time of sale, to repurchase the obligation at a mutually agreed-upon time and price. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the interest rate on the purchased security. The Fund will make payments for repurchase agreements only upon physical delivery or evidence of book entry transfer to the account of the custodian or bank acting as agent. In the event of bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses including: (a) possible decline in the value of the underlying securities during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.


                     MANAGEMENT OF THE FUND

     The following table provides biographical information with respect to each current Trustee and officer of the Trust. Each Trustee who is or may be deemed to be an "interested person" of the Fund, as defined in the Act, is indicated by an asterisk. Richard A. Barone is also a Trustee of Maxus Income Fund, Maxus Equity Fund, Maxus Laureate Fund and MaxFund Trust, four other open-end management investment companies.

Name and Address         Position Held   Principal
                         With the Fund   Occupation(s)
                                         During Past 5 Years

Richard A. Barone*       Chairman,       President of Maxus
The Tower at Erieview,   Treasurer and   Securities Corp
36th Fl                  Trustee         (broker-dealer), Maxus
1301 East Ninth Street                   Asset Management Inc.
Cleveland, Ohio 44114                    (Investment adviser)
                                         and Resource
                                         Management Inc, dba
                                         Maxus Investment Group
                                         (financial services)

Morton H. Sachs*         Trustee         President of Morton H.
1346 S. Third Street                     Sachs & Company
Louisville, Kentucky                     (investment advisor)
40208

_______________          Trustee         ____________________

_______________          Trustee         ____________________

_______________          Trustee         ____________________

_______________          Trustee         ____________________

Robert J. Conrad         Vice President  Vice President,
The Tower at Erieview,                   Resource Management
36th Fl                                  Inc.; formerly Vice
1301 East Ninth Street                   President, American
Cleveland, Ohio 44114                    Income Plus

Robert W. Curtin         Secretary       Senior Vice President
The Tower at Erieview,                   and Secretary, Maxus
36th Fl                                  Securities Corp;
1301 East Ninth Street                   formerly Executive
Cleveland, Ohio 44114                    Vice President,
                                         Roulston & Company,
                                         Inc.


     No officer, director or employee of Maxus Asset Management Inc. ("MAM" or the "Investment Adviser") or of Morton H. Sachs & Company ("Sachs" or the "Sub-Adviser") receives any compensation from the Trust for serving as an officer or Trustee of the Trust. Each Trustee who is not an interested person of MAM or Sachs will receive from the Fund the following fees for each Board or shareholders meeting attended: $100 per meeting if net assets of such fund are under $10,000,000; $200 per meeting if net assets of such Fund are between $10,000,000 and $50,000,000; or $300 per meeting if net assets of such Fund are over $50,000,000. The estimated fees payable to the Trustees for the current fiscal year, which are the only compensation or benefits payable to Trustees, are summarized in the following table:

                       COMPENSATION TABLE

                   Aggregate CompensationTotal Compensation From All
Name of Trustee            from Fund*           Maxus Funds Paid to Trustees*

Richard A. Barone             $    0                        $    0
Morton H. Sachs               $    0                        $    0
_______________               $___                          $____
_______________               $___                          $____
_______________               $___                          $____
_______________               $___                          $____

*Estimated fees for current fiscal year.


                               OWNERSHIP OF SHARES

     As of October __, 1998, 50% of the outstanding shares of the Fund were owned by Maxus Asset Management, Inc., The Tower at Erieview, 36th Floor, 1301 East Ninth Street, Cleveland, Ohio 44114 and 50% of the outstanding shares were owned by Morton H. Sachs & Company, 1346 S. Third Street, Louisville, Kentucky 40208. A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund. Maxus Management, Inc. is controlled by Richard A. Barone, the Chairman of the Fund.


                     INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser and Sub-Adviser.

     The information appearing in the Prospectus under the captions "Investment Management - The Investment Adviser and Sub-Adviser" and "Investment Management - Advisory Fee, Sub-Advisory Fee and Other Expenses" is hereby incorporated by reference.

     The Investment Advisory and Administration Agreement (the "Advisory Agreement") and Sub-Advisory Agreement each are subject to annual approval by
(i) the Board of Trustees or (ii) vote of a majority (as defined in the Act) of the outstanding voting securities of the Fund, provided that in either event the continuance is also approved by a majority of the Trustees who are not
"interested persons" (as defined in the Act) of such Fund or MAM or Sachs by vote cast in person at a meeting called for the purpose of voting on such approval. The Board of Trustees, including a majority of the Trustees who are not "interested persons," voted to approve the Advisory Agreement and the Sub-Advisory Agreement at a meeting held on October __, 1998. The Advisory Agreement and the Sub-Advisory Agreement are terminable without penalty, on not less than 60 days' notice, by the Board of Trustees or by vote of the holders of a majority of such Fund's shares or, upon not less than 90 days' notice, by MAM or Sachs, as the case may be. The Advisory Agreement and the Sub-Advisory Agreement each will terminate automatically in the event of its assignment.

Distribution Plan.

     The Fund has a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, pursuant to which the Fund pays each of Maxus Securities Corp ("MSC") and the Sub-Adviser .25% of average net assets of Investor Shares annually for the costs of activities intended to result in the sale of Investor Shares. See "Investment Management--Distribution Plan" in the Fund's Prospectus.

     The Trustees believe that the Plan will benefit the Fund and its holders of Investor Shares. Among these benefits are: (1) reductions in the per share expenses of the Fund as a result of increased assets in the Fund; (2) reductions in the cost of executing portfolio transactions and the possible ability of the Investment Adviser in some cases to negotiate lower purchase prices for securities, due to the potentially larger blocks of securities which may be traded by the Fund as its net assets increase in size; and (3) a more predictable flow of cash which may provide investment flexibility in seeking the Fund's investment objective and may better enable the Fund to meet redemption demands without liquidating portfolio securities at inopportune times.

Other Agreements.

     The Trust has entered into an Administration Agreement with Maxus Information Systems Inc. ("MIS"), The Tower at Erieview, 36th Floor, 1301 East Ninth Street, Cleveland, Ohio 44114, pursuant to which MIS has agreed to act as the Fund's Transfer, Redemption and Dividend Disbursing Agent. As such, MIS maintains the Fund's official record of shareholders and is responsible for crediting dividends to shareholders' accounts. In consideration of such services, the Fund pays MIS an annual fee, paid monthly, equal to $6.75 per shareholder account (with a monthly minimum of $775) plus $12 per month for each state in which the Fund is registered under such state's securities laws, plus out-of-pocket expenses. In addition, the Fund has entered into an Accounting Services Agreement with MIS, pursuant to which MIS has agreed to provide portfolio pricing and related services, for the payment of an annual fee of $17,400 for the first $25,000,000 in net assets, $8,500 for the next $25,000,000 in net assets and $4,750 for each additional $25,000,000 in net assets, plus out-of-pocket expenses. Notwithstanding the foregoing, if for any month the average net assets of the Fund are less than $10,000,000, all of the above amounts will be reduced based on the proportion which such average net assets bears to $10,000,000.

     Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45201, serves as the Fund's custodian. As custodian, Star Bank maintains custody of the Fund's cash and portfolio securities.

       McCurdy & Associates C.P.A.'s, Inc., independent certified public accountants located at 27955 Clemens Road, Westlake, Ohio 44145, has been selected as auditors for the Fund. In such capacity, McCurdy & Associates C.P.A.'s, Inc. periodically reviews the accounting and financial records of the Fund and examines its financial statements.


                      BROKERAGE ALLOCATION

     Decisions to buy and sell securities for the Fund are made by MAM subject to the overall supervision and review by the Board of Trustees. Portfolio security transactions for the Fund are effected by or under the supervision of MAM.

     Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price of those securities includes an undisclosed commission or markup. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's markup or markdown.

     In executing portfolio transactions and selecting brokers and dealers, it is the Fund's policy to seek the best overall terms available. The Advisory Agreement provides that, in assessing the best overall terms available for any transaction, MAM shall consider the factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the Advisory Agreement authorizes MAM, in selecting brokers or dealers to execute a particular transaction, and, in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund and/or other accounts over which MAM exercises investment discretion.

     The Board of Trustees periodically reviews the commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the services received will primarily benefit one or more other accounts for which investment discretion is exercised. Conversely, the Fund may be the primary beneficiary of services received as a result of portfolio transactions effected for other accounts. MAM's fee under the Advisory Agreement is not reduced by reason of MAM's receiving such brokerage and research services.

     Under the Act, a mutual fund may not pay brokerage commissions to an affiliate which exceed the usual and customary broker's commissions. A commission is deemed as not exceeding the usual and customary broker's commission if (i) the commission is reasonable and fair compared to the commission received by other brokers in connection with comparable transactions involving similar securities being purchased or sold during a comparable period of time and (ii) the Board of Trustees, including a majority of the Trustees who are not interested persons of the mutual fund, have adopted procedures reasonably designed to provide that such commission is consistent with the above-described standard, review these procedures annually for their continuing appropriateness and determine quarterly that all commissions paid during the preceding quarter were in compliance with these procedures.

     The Fund's Board of Trustees has determined that any portfolio transaction for the Fund, including in certain instances over-the-counter purchases and sales, may be effected through MSC or the Sub-Adviser if, in MAM's judgment, the use of MSC or the Sub-Adviser is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, MSC or the Sub-Adviser charges the Fund a commission rate consistent with those charged by MSC or the Sub-Adviser to comparable unaffiliated customers in similar transactions. Each quarter, the Trustees review a report comparing the commissions charged the Fund by MSC and the Sub-Adviser to the commissions which would have been charged for the same transactions by a national discount brokerage firm and a full-service brokerage firm at its institutional rates. Based upon such review, the Board of Trustees determines on a quarterly basis whether the commissions charged by MSC or the Sub-Adviser meet the requirements of the Act. MSC and the Sub-Adviser will not participate in commissions from brokerage given by the Fund to other brokers or dealers. Over-the-counter purchases and sales are transacted through brokers and dealers with principal market makers. The Fund will in no event effect principal transactions with MSC or the Sub-Adviser in over-the-counter securities in which MSC or the Sub-Advisor makes a market. MSC is a wholly owned subsidiary of RMI, a corporation controlled by Richard A. Barone, Chairman of the Fund. Richard A. Barone is, therefore, considered to control MSC.

     Under the rules adopted by the SEC, MSC or the Sub-Adviser may not execute transactions for the Fund on the floor of any national securities exchange, but may effect transactions for a Fund by transmitting orders for execution, providing for clearance and settlement, and arranging for the performance of those functions by members of the exchange not associated with MSC or the Sub-Adviser. MSC or the Sub-Adviser will be required to pay fees charged by those persons performing the floor brokerage elements out of the brokerage compensation it receives from the Fund. The Fund has been advised by MSC and the Sub-Adviser that on most transactions, the floor brokerage generally constitutes from 10% to 40% of the total commissions paid.

     Even though investment decisions for the Fund are made independently from those of the other accounts managed by MAM, investments of the kind made by the Fund may also be made by those other accounts. When the Fund and one or more accounts managed by MAM are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by MAM to be equitable. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained for or disposed of by the Fund.


               CAPITAL STOCK AND OTHER SECURITIES

     See "General Information" in the Fund's prospectus.


  PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED

     The information pertaining to the purchase and redemption of the Fund's shares appearing in the Prospectus under the captions "How To Purchase Shares" and "How To Redeem Shares" is hereby incorporated by reference.


                DETERMINATION OF NET ASSET VALUE

     The information pertaining to the determination of net asset value appearing in the Prospectus under the caption "How to Purchase Shares -- Price of Shares" is hereby incorporated by reference.

                                   TAX STATUS

     The Fund will be treated as a separate entity for federal income tax purposes. The Fund's policy is to distribute at least annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service and to distribute annually, after the end of the calendar year, any remaining net investment income and net realized capital gains. Unless a shareholder elects otherwise, dividends and capital gains distributions are paid in additional shares that are credited to the shareholder's account with such Fund.

     As a result of the application of the Distribution Plan to Investor Shares only, the amount of dividends on Institutional Shares will exceed the amount of dividends on Investor Shares.

     The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification as a regulated investment company will result in the Fund's paying no taxes on net income and net realized capital gains distributed to shareholders. To qualify for this treatment, the Fund must derive at least 90% of its gross income from dividends, interest, and gains from the sale or other disposition of securities; derive less than 30% of its gross income from the sale or other disposition of securities held for fewer than three months; invest in securities within certain limits; and distribute to its shareholders at least 90% of its net taxable income earned in any year.

     Dividends derived from a Fund's net investment income, whether received in additional shares or in cash, will be taxable to shareholders as ordinary income, but a portion may be eligible for the 70% dividends received deduction available to corporations.

     Distributions  of  the  excess  of  net long-term  capital  gain  over  net short-term  capital  loss are taxable to a shareholder  in  the  year  in  which received (except as set forth in the next paragraph), whether those distributions are accepted in cash or in additional shares, and regardless of the length of time the shareholder has held his Fund shares. These distributions, like dividends, may also be subject to state and local taxes.

     In addition to any dividends paid within the calendar year, dividends and capital gain distributions declared in December and paid the following January will be taxable in the year they are declared.

     Investors should consider carefully the tax implications of purchasing shares of the Fund just prior to the record date of a dividend or capital gains distribution. Although a dividend or distribution paid shortly after shares have been purchased is in effect a return of investment, it is subject to taxation as described above, and a sale at a loss of shares held not more than six months will be long-term capital loss to the extent of any long-term capital gain dividends received within that period.

     Shareholders must furnish the Fund with their correct Taxpayer Identification Number to avoid being subject to a 20% federal backup withholding tax on dividend distributions. Investors also must certify on the Account Application that the stated Tax Identification Number is correct and that the Investor is not subject to 20% backup withholding for previous under-reporting to the IRS. Shareholders not subject to income taxation do not have to pay an income tax on the dividend or capital gain distributions.

     Shareholders shall upon demand disclose to the Fund in writing such information with respect to direct and indirect ownership of Shares of the Fund as the Trustees of the Fund deem necessary to comply with the provisions of the Internal Revenue Code, or to comply with the requirements of any other taxing authority.

     Statements as to the tax status of each shareholder's dividends and distributions will be mailed annually by the Fund's transfer agent. Shareholders are urged to consult their own tax advisers regarding specific questions as to Federal, state or local taxes.


                                  DISTRIBUTORS

     Shares of the Fund are offered on a best-efforts basis by Maxus Securities Corp ("MSC") and the Sub-Adviser, each a registered NASD broker-dealer. MSC is a wholly-owned subsidiary of RMI, which is controlled by Richard A. Barone, Chairman of the Fund.

     Pursuant to Distribution Agreements between the Trust and each of MSC and the Sub-Adviser with respect to Investor Shares, each of MSC and the Sub-Adviser has agreed to hold itself available to receive orders for the purchase of Shares of the Fund, to accept such orders on behalf of the Fund as of the time of receipt of such orders and to transmit such orders to the Fund's transfer agent as promptly as practicable. Each of MSC and the Sub-Adviser receives an annual distribution fee of .30% of average net assets for distributing and marketing the Investor Shares of the Fund. Certain employees of MSC or the Sub-Adviser may receive compensation under the Distribution Plan. See "Investment Advisory and Other Services."

     The Distribution Agreements provide that each of MSC and the Sub-Adviser shall arrange to sell the Fund's Shares as agent for the Fund and may enter into agreements with registered broker-dealers as it may select to arrange for the sale of such shares. MSC and the Sub-Adviser are not obligated to sell any certain number of shares.

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

          (a)  Financial Statements:

               The Financial Statements filed as part of this Registration Statement are as follows:

               Statement of Assets and Liabilities as of ___________, 1998, together with Report of Independent Certified Public Accountants dated _________, 1998.

          (b)  Exhibits:

               Exhibit
               Number         Description

               1              Registrant's Declaration of Trust.

               2              Registran's By-Laws.

               3              None.

               4              None.

               5(a)           Investment Advisory and Administration Agreement.

               5(b)           Sub-Advisory Agreement

               6(a)           Distribution Agreement with Maxus Securities Corp.

               6(b)           Distribution  Agreement with Morton  H.  Sachs   &
                              Company.

               7              None.

               8              Custody Agreement.*

               9(a)           Administration Agreement.

               9(b)           Accounting Services Agreement.

               10             Opinion and consent.*

               11             Consent of Independent Auditors.*

               12             None.

               13             Subscription  Agreements  between  the  Trust  and
                              (a) Resource Management Inc. and (b) Morton H. Sachs & Company

               14             Individual Retirement Account Documents.*

               15             Plan of Distribution Pursuant to Rule 12b-1.

               27             Financial Data Schedule.*

*To be filed by amendment.

Item 25.  Persons Controlled by or Under Common Control with Registrant.

          The Fund, together with Maxus Income Fund, Maxus Equity Fund, Maxus Laureate Fund and MaxFund Trust (four other investment companies), may be deemed to be under common control on the basis of the fact that Richard A. Barone, the Chairman of the Fund, is also Chairman of the other four investment companies.

          In addition, the Fund and Resource Management Inc. (together with its subsidiaries, MAM, MSC and MIS) may be deemed to be under common control of Richard A. Barone, the Chairman of the Fund and the President and controlling shareholder of Resource Management Inc.

Item 26.  Number of Holders of Securities.

          As of the date of this Registration Statement, there was one record holder of the Fund's Shares of Beneficial Interest.

Item 27.  Indemnification.

          Reference is made to Article VIII of the Registrant's Declaration of Trust filed as Exhibit 1. The application of these provisions is limited by Article 10 of the Registrant's By-laws filed as Exhibit 2 and by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

               Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser.

          Reference   is  made  to  the  section  in  the  Prospectus   entitled
          "Investment Management".

Item 29.  Principal Underwriters.

          (a) Maxus Securities Corp, the distributor for the Fund, also distributes securities for Maxus Income Fund, Maxus Equity Fund, Maxus Laureate Fund and MaxFund Trust.

          (b) The following information is provided with respect to each director and officer of Maxus Securities Corp:

Name and Principal      Positions & Offices     Positions & Offices
Business Address        with Underwriter        with Registrant

Richard A. Barone       President, Treasurer    Chairman, Treasurer
The Tower at Erieview   and Director            and a Trustee
1301 East Ninth Street
Cleveland, Ohio 44114

Robert W. Curtin        Senior Vice President   Secretary
The Tower at Erieview   and Secretary
1301 East Ninth Street
Cleveland, Ohio 44114

     The following information is provided with respect to each director and officer of Morton H. Sachs & Company.

Name and Principal          Positions & Offices   Positions & Offices
Business Address*           with Underwriter      with Registrant

Morton H. Sachs             President             Trustee

Royden P. Durham            Vice President        N/A

Charles M. O'Neill          Vice President        N/A

Christopher A. Nunnelley    Vice President        N/A

Jennifer Sachs Dobbins      Vice President        N/A

Thomas A. Douglas Jr.       Vice President        N/A

* The principal business address of each such person is 1346 S. Third Street, Louisville, Kentucky 40208.

Item 30.  Location of Accounts and Records.

          All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant and the Transfer Agent at The Tower at Erieview, 36th Floor, 1301 East Ninth Street, Cleveland, Ohio 44114, except that all records relating to the activities of the Fund's Custodian are maintained at the office of the Custodian, Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45201.

Item 31.  Management Services.

          Not applicable.

Item 32.  Undertakings.

          The Registrant undertakes (1) to furnish a copy of the Registrant's latest annual report, upon request and without charge, to every person to whom a Prospectus is delivered, (2) to file a post-effective amendment, using reasonably current financial statements which need not be certified, without four to six months from the effective date of Registrant's Registration Statement under the Securities Act of 1933, and (3) to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees when requesting in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cleveland, State of Ohio, on the 17th day of September, 1998.

                                   OTI TRUST


                                   By:  /s/ Richard A. Barone
                                        Richard A. Barone, Chairman


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                    Title                            Date


/s/ Richard A. Barone
Richard A. Barone           Chairman, Treasurer and Trustee   September 17, 1998
                            (Principal Executive Officer,
                            Financial Officer and Accounting
                            Officer)


/s/ Morton H. Sachs
Morton H. Sachs             Trustee                           September 30, 1998

                                    EXHIBIT 1

                              DECLARATION OF TRUST
                                       OF
                                    OTI TRUST


     THIS DECLARATION OF TRUST is made this 15th day of September, 1998 by the Trustees hereunder (hereinafter with any additional and successor trustees referred to as the "Trustees") and by the holders of shares of beneficial interest to be issued hereunder as hereinafter provided.

                              W I T N E S S E T H:

     WHEREAS, the Trustees have formed an unincorporated association in the form of a business trust under the laws of the State of Ohio for the investment and reinvestment of funds contributed thereto; and

     WHEREAS, the Trustees have agreed to manage all property coming into their hands as trustees of an Ohio business trust in accordance with the provisions hereinafter set forth.

     NOW, THEREFORE, the Trustees hereby declare that they will hold all cash, securities and other assets, which they may from time to time acquire in any manner as Trustees hereunder IN TRUST to manage and dispose of the same upon the following terms and conditions for the pro rata benefit of the holders from time to time of Shares, whether or not certificated, in this Trust as hereinafter set forth.

                                    ARTICLE I

                              Name and Definitions

     Section 1.     Name.  This Trust shall be known as "OTI Trust".

     Section 2.     Definitions.   Whenever   used   herein,   unless  otherwise
required by the context or specifically provided:

          (a) The term "Commission" shall have the meaning provided in the 1940 Act;

          (b) The "Trust" refers to the Ohio business trust established by this Declaration of Trust, as amended from time to time;

          (c)  "Shareholder" means a record owner of Shares of the Trust;

          (d) "Shares" means the equal proportionate transferable units of interest into which the beneficial interest in the Trust shall be divided from time to time or, if more than one series or class of Shares is authorized by the Trustees, the equally proportionate transferable units into which each series or class of Shares shall be divided from time to time, and includes a fraction of a Share as well as a whole Share;

          (e) The "1940 Act" refers to the Investment Company Act of 1940, and the Rules and Regulations thereunder, all as amended from time to time;

          (f)  The term "Manager" is defined in Article IV, Section 5;

          (g) The term "Person" shall mean an individual or any corporation, partnership, joint venture, trust or other enterprise;

          (h) "Declaration of Trust" shall mean this Declaration of Trust as amended or restated from time to time;

          (i) "Bylaws" shall mean the Bylaws of the Trust as amended from time to time;

          (j) The term "series" or "series of Shares" refers to the one or more separate investment portfolios of the Trust into which the assets and liabilities of the Trust may be divided and the Shares of the Trust representing the beneficial interest of Shareholders in such respective portfolios; and

          (k) The term "class" or "class of Shares" refers to the division of Shares representing any series into two or more classes as provided in
     Article III, Section 1 hereof.


                                   ARTICLE II

                                Purposes of Trust

     This Trust is formed for the following purpose or purposes:

          (a) to conduct, operate and carry on the business of an investment company;

          (b) to subscribe for, invest in, reinvest in, purchase or otherwise acquire, hold, pledge, sell, assign, transfer, lend, write options on, exchange, distribute or otherwise dispose of and deal in and with securities of every nature, kind, character, type and form, including, without limitation of the generality of the foregoing, all types of stocks, shares, futures contracts, bonds, debentures, notes, bills and other negotiable or non-negotiable instruments, obligations, evidences of interest, certificates of interest, certificates of participation, certificates, interests, evidences of ownership, guarantees, warrants, options or evidences of indebtedness issued or created by or guaranteed as to principal and interest by any state or local government or any agency or instrumentality thereof by the United States Government or any agency, instrumentality, territory, district or possession thereof, by any foreign government or any agency, instrumentality, territory, district or possession thereof, by any corporation organized under the laws of any state, the United States or any territory or possession thereof or under the laws of any foreign country, bank certificates of deposit, bank time deposits, bankers' acceptances and commercial paper; to pay for the same in cash or by the issue of stock, including treasury stock, bonds or notes of the Trust or otherwise; and to exercise any and all rights, powers and privileges of ownership or interest in respect of any and all such investments of every kind and description, including, without limitation, the right to consent and otherwise act with respect thereto, with power to designate one or more persons, firms, associations or corporations to exercise any of said rights, powers and privileges in respect of any said instruments;

          (c) to borrow money or otherwise obtain credit and to secure the same by mortgaging, pledging or otherwise subjecting as security the assets of the Trust;

          (d) to issue, sell, repurchase, redeem, retire, cancel, acquire, hold, resell, reissue, dispose of, transfer, and otherwise deal in, Shares including Shares in fractional denominations, and to apply to any such repurchase, redemption, retirement, cancellation or acquisition of Shares any funds or other assets of the appropriate series or class of Shares, whether capital or surplus or otherwise, to the full extent now or hereafter permitted by the laws of the State of Ohio;

          (e) to conduct its business, promote its purposes, and carry on its operations in any and all of its branches and maintain offices both within and without the State of Ohio, in any and all States of the United States of America, in the District of Columbia, and in any other parts of the world; and

          (f) to do all and everything necessary, suitable, convenient, or proper for the conduct, promotion, and attainment of any of the businesses and purposes herein specified or which at any time may be incidental thereto or may appear conducive to or expedient for the accomplishment of any of such businesses and purposes and which might be engaged in or carried on by a business trust organized under Ohio Revised Code Chapter 1746, and to have and exercise all of the powers conferred by the laws of the State of Ohio upon an Ohio business trust.

     The foregoing provisions of this Article II shall be construed both as purposes and powers and each as an independent purpose and power.


                                   ARTICLE III

                               Beneficial Interest

     Section 1. Shares of Beneficial Interest. The Shares of the Trust shall be issued in one or more series as the Trustees may, without Shareholder approval, authorize. Each series shall be preferred over all other series in respect of the assets allocated to that series and shall represent a separate investment portfolio of the Trust. The beneficial interest in each series at all times shall be divided into Shares, with or without par value as the Trustees may from time to time determine, each of which shall except as provided in the following sentence, represent an equal proportionate interest in the series with each other Share of the same series, none having priority or preference over another. The Trustees may, without Shareholder approval, divide Shares of any series into two or more classes, Shares of each such class having such preferences and special or relative rights and privileges (including conversion rights, if any) as the Trustees may determine. The number of Shares authorized shall be unlimited, and the Shares so authorized may be represented in part by fractional shares. From time to time, the Trustees may divide or combine the Shares of any series or class into a greater or lesser number without thereby changing the proportionate beneficial interests in the series or class.

     Section 2. Ownership of Shares. The ownership of Shares will be recorded in the books of the Trust or a transfer agent. The record books of the Trust or any transfer agent, as the case may be, shall be conclusive as to who are the holders of Shares of each series and class and as to the number of Shares of each series and class held from time to time by each. No certificates certifying the ownership of Shares need be issued except as the Trustees may otherwise determine from time to time.

     Section 3. Issuance of Shares. The Trustees are authorized, from time to time, to issue or authorize the issuance of Shares at not less than the par value thereof, if any, and to fix the price or the minimum price or the consideration (in cash and/or such other property, real or personal, tangible or intangible, as from time to time they may determine) or minimum consideration for such Shares. Anything herein to the contrary notwithstanding, the Trustees may issue Shares pro rata to the Shareholders of a series at any time as a stock dividend, except to the extent otherwise required or permitted by the preferences and special or relative rights and privileges of any classes of Shares of that series, and any stock dividend to the Shareholders of a particular class of Shares shall be made to such Shareholders pro rata in proportion to the number of Shares of such class held by each of them.

     All consideration received by the Trust for the issue or sale of Shares of each series, together with all income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation thereof, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall belong irrevocably to the series of Shares with respect to which the same were received by the Trust for all purposes, subject only to the rights of creditors, and shall be so handled upon the books of account of the Trust and are herein referred to as "assets of" such series.

     Shares may be issued in fractional denominations to the same extent as whole Shares, and Shares in fractional denominations shall be Shares having proportionately to the respective fractions represented thereby all the rights of whole Shares, including, without limitation, the right to vote, the right to receive dividends and distributions, and the right to participate upon liquidation of the Trust or of a particular series of Shares.

     Section 4. No Preemptive Rights; Derivative Suits. Shareholders shall have no preemptive or other right to subscribe for any additional Shares or other securities issued by the Trust. No action may be brought by a Shareholder on behalf of the Trust or a series unless a prior demand regarding such matter has been made on the Trustees and the Shareholders of the Trust or such series.

     Section 5. Status of Shares and Limitation of Personal Liability. Shares shall be deemed to be personal property giving only the rights provided in this instrument. Every Shareholder by virtue of having become a Shareholder shall be held to have expressly assented and agreed to the terms hereof and to have become a party hereto. The death of a Shareholder during the continuance of the Trust shall not operate to terminate the same nor entitle the representative of any deceased Shareholder to an accounting or to take any action in court or elsewhere against the Trust or the Trustees, but only to the rights of said decedent under this Trust. Ownership of Shares shall not entitle the Shareholder to any title in or to the whole or any part of the Trust property or right to call for a partition or division of the same or for an accounting, nor shall the ownership of Shares constitute the Shareholders partners. Neither the Trust nor the Trustees, nor any officer, employee or agent of the Trust shall have any power to bind any Shareholder or Trustee personally or to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder at any time personally may agree to pay by way of subscription for any Shares or otherwise. Every note, bond, contract or other undertaking issued by or on behalf of the Trust shall include a recitation limiting the obligation represented thereby to the Trust and its assets or the assets of a particular series (but the omission of such a recitation shall not operate to bind any Shareholder or Trustee personally).


                                   ARTICLE IV

                                    Trustees

     Section 1. Election. A Trustee may be elected either by the Trustees or the Shareholders. The Trustees named herein shall serve until the first meeting of the Shareholders or until the election and qualification of their successors. Prior to the first meeting of Shareholders the initial Trustees hereunder may elect additional Trustees to serve until such meeting and until their successors are elected and qualified. The Trustees also at any time may elect Trustees to fill vacancies in the number of Trustees. The number of Trustees shall be fixed from time to time by the Trustees and, at or after the commencement of the business of the Trust, shall be not less than three. Each Trustee, whether referred to hereinafter or hereafter becoming a Trustee, shall serve as a Trustee during the lifetime of this Trust, until such Trustee dies, resigns, retires, or is removed, or, if sooner, until the next meeting of Shareholders called for the purpose of electing Trustees and the election and qualification of his successor. Subject to Section 16(a) of the 1940 Act, the Trustees may elect their own successors and, pursuant to this Section, may appoint Trustees to fill vacancies.

     Section 2. Powers. The Trustees shall have all powers necessary or desirable to carry out the purposes of the Trust, including, without limitation, the powers referred to in Article II hereof. Without limiting the generality of the foregoing, the Trustees may adopt By-Laws not inconsistent with this Declaration of Trust providing for the conduct of the business of the Trust and may amend and repeal them to the extent that they do not reserve that right to the Shareholders; they may fill vacancies in their number, including vacancies resulting from increases in their own number, and may elect and remove such officers and employ, appoint and terminate such employees or agents as they consider appropriate; they may appoint from their own number and terminate any one or more committees; they may employ one or more custodians of the assets of the Trust and may authorize such custodians to employ subcustodians and to deposit all or any part of such assets in a system or systems for the central handling of securities, retain a transfer agent and a Shareholder servicing agent, or both, provide for the distribution of Shares through a principal underwriter or otherwise, set record dates, and in general delegate such authority as they consider desirable (including, without limitation, the authority to purchase and sell securities and to invest funds, to determine the net income of the Trust for any period, the value of the total assets of the Trust and the net asset value of each Share, and to execute such deeds, agreements or other instruments either in the name of the Trust or the names of the Trustees or as their attorney or attorneys or otherwise as the Trustees from time to time may deem expedient) to any officer of the Trust, committee of the Trustees, any such employee, agent, custodian or underwriter or to any Manager.

     Without limiting the generality of the foregoing, the Trustees shall have full power and authority:

          (a)  To invest and reinvest cash and to hold cash uninvested;

          (b) To vote or give assent, or exercise any rights of ownership, with respect to stock or other securities or property; and to execute and deliver proxies or powers of attorney to such person or persons as the Trustees shall deem proper, granting to such person or persons such power and discretion with relation to securities or property as the Trustees shall deem proper;

          (c) To hold any security or property in a form not indicating any trust whether in bearer, unregistered or other negotiable form or in the name of the Trust or a custodian, subcustodian or other depository or a nominee or nominees or otherwise;

          (d) To consent to or participate in any plan for the reorganization, consolidation or merger of any corporation or concern, any security of which is held in the Trust; to consent to any contract, lease, mortgage, purchase or sale of property by such corporation or concern, and to pay calls or subscriptions with respect to any security held in the Trust;

          (e) To join with other security holders in acting through a committee, depositary, voting trustee or otherwise, and in that connection to deposit any security with, or transfer any security to, any such committee, depositary or trustee, and to delegate to them such power and authority with relation to any security (whether or not so deposited or transferred) as the Trustees shall deem proper, and to agree to pay, and to pay, such portion of the expenses and compensation of such committee, depositary or trustee as the Trustees shall deem proper;

          (f) To compromise, arbitrate, or otherwise adjust claims in favor of or against the Trust or any matter in controversy, including, but not limited to, claims for taxes;

          (g) Subject to the provisions of Article III, Section 3, to allocate assets, liabilities, income and expenses of the Trust to a particular series of Shares or to apportion the same among two or more series, provided that any liabilities or expenses incurred by a particular series of Shares shall be payable solely out of the assets of that series; and to the extent necessary or appropriate to give effect to the preferences and special or relative rights and privileges of any classes of Shares, to allocate assets, liabilities, income and expenses of a series to a particular class of Shares of that series or to apportion the same among two or more classes of Shares of that series;

          (h) To enter into joint ventures, general or limited partnerships and any other combinations or associations;

          (i) To purchase and pay for entirely out of Trust property such insurance as they may deem necessary or appropriate for the conduct of the business, including, without limitation, insurance policies insuring the assets of the Trust and payment of distributions and principal on its portfolio investments, and insurance policies insuring the Shareholders,
     Trustees, officers, employees, agents, investment advisers or Managers, principal underwriters, or independent contractors of the Trust individually against all claims and liabilities of every nature arising by reason of holding, being or having held any such office or position, or by reason of any action alleged to have been taken or omitted by any such person as Shareholder, Trustee, officer, employee, agent, investment adviser or Manager, principal underwriter, or independent contractor, including any action taken or omitted that may be determined to constitute negligence, whether or not the Trust would have the power to indemnify such person against such liability; and

          (j) To pay pensions for faithful service, as deemed appropriate by the Trustees, and to adopt, establish and carry out pension, profit-sharing, share bonus, share purchase, savings, thrift and other retirement, incentive and benefit plans, trusts and provisions, including the purchasing of life insurance and annuity contracts as a means of providing such retirement and other benefits, for any or all of the Trustees, officers, employees and agents of the Trust.

     Further, without limiting the generality of the foregoing, the Trustees shall have full power and authority to incur and pay out of the principal or income of the Trust such expenses and liabilities as may be deemed by the Trustees to be necessary or proper for the purposes of the Trust; provided, however, that all expenses and liabilities incurred by or arising in connection with a particular series of Shares, as determined by the Trustees, shall be payable solely out of the assets of that series.

     Any determination made in good faith and, so far as accounting matters are involved, in accordance with generally accepted accounting principles by or pursuant to the authority granted by the Trustees, as to the amount of the assets, debts, obligations or liabilities of the Trust or a particular series or class of Shares; the amount of any reserves or charges set up and the propriety thereof; the time of or purpose for creating such reserves or charges; the use, alteration or cancellation of any reserves or charges (whether or not any debt, obligation or liability for which such reserves or charges shall have been created shall have been paid or discharged or shall be then or thereafter required to be paid or discharged); the price or closing bid or asked price of an investment owned or held by the Trust or a particular series; the market value of any investment or fair value of any other asset of the Trust or a particular series; the number of Shares outstanding; the estimated expense to the Trust or a particular series in connection with purchases of its Shares; the ability to liquidate investments in an orderly fashion; and the extent to which it is practicable to deliver a cross-section of the portfolio of the Trust or a particular series in payment for any such Shares, or as to any other matters relating to the issue, sale, purchase and/or other acquisition or disposition of investments or Shares of the Trust or a particular series, shall be final and conclusive, and shall be binding upon the Trust or such series and its Shareholders, past, present and future, and Shares are issued and sold on the condition and understanding that any and all such determinations shall be binding as aforesaid.

     Section 3. Meetings. At any meeting of the Trustees, a majority of the Trustees then in office shall constitute a quorum. Any meeting may be adjourned from time to time by a majority of the votes cast upon the question, whether or not a quorum is present, and the meeting may be held as adjourned without further notice.

     When a quorum is present at any meeting, a majority of the Trustees present may take an action, except when a larger vote is required by this Declaration of Trust, the By-Laws or the 1940 Act.

     Any action required or permitted to be taken at any meeting of the Trustees or of any committee thereof may be taken without a meeting, if a written consent to such action is signed by a majority of the Trustees or members of any such committee then in office, as the case may be, and such written consent is filed with the minutes of proceedings of the Trustees or any such committee.

     The Trustees or any committee designated by the Trustee may participate in a meeting of the Trustees or such committee by means of a conference telephone or similar communications equipment by means of which all persons participating in the meeting can hear each other at the same time. Participation by such means shall constitute presence in person at a meeting.

     Section 4. Ownership of Assets of the Trust. Title to all of the assets of each series of Shares of the Trust at all times shall be considered as vested in the Trustees.

     Section 5. Investment Advice and Management Services. The Trustees shall not in any way be bound or limited by any present or future law or custom in regard to investments by trustees. The Trustees from time to time may enter into a written contract or contracts with any person or persons (herein called the "Manager"), including any firm, corporation, trust or association in which any Trustee or Shareholder may be interested, to act as investment advisers and/or managers of the Trust and to provide such investment advice and/or management as the Trustees from time to time may consider necessary for the proper management of the assets of the Trust, including, without limitation, authority to determine from time to time what investments shall be purchased, held, sold or exchanged and what portion, if any, of the assets of the Trust shall be held uninvested and to make changes in the Trust's Investments. Any such contract shall be subject to the requirements of the 1940 Act with respect to its continuance in effect, its termination and the method of authorization and approval of such contract, or any amendment thereto or renewal thereof.

     Any Trustee or any organization with which any Trustee may be associated also may act as broker for the Trust in making purchases and sales of securities for or to the Trust for its investment portfolio, and may charge and receive from the Trust the usual and customary commission for such service. Any organization with which a Trustee may be associated in acting as broker for the Trust shall be responsible only for the proper execution of transactions in accordance with the instructions of the Trust and shall be subject to no further liability of any sort whatever.

     The Manager, or any affiliate thereof, also may be a distributor for the sale of Shares by separate contract or may be a person controlled by or affiliated with any Trustee or any distributor or a person in which any Trustee or any distributor is interested financially, subject only to applicable provisions of law. Nothing herein contained shall operate to prevent any Manager, who also acts as such a distributor, from also receiving compensation for services rendered as such distributor.

     Section 6. Removal and Resignation of Trustees. The Trustees or the Shareholders (by vote of 66-2/3% of the outstanding Shares entitled to vote thereon) may remove at any time any Trustee with or without cause, and any Trustee may resign at any time as Trustee, without penalty by written notice to the Trust; provided that sixty days' advance written notice shall be given in the event that there are only three or fewer Trustees at the time a notice of resignation is submitted.


                                    ARTICLE V

                    Shareholders' Voting Powers and Meetings

     Section 1. Voting Powers. The Shareholders shall have power to vote only (i) for the election of Trustees as provided in Article IV, Section 1, of this Declaration of Trust; provided, however, that no meeting of Shareholders is required to be called for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the
Shareholders,  (ii)  for  the removal of Trustees as  provided  in  Article  IV,
Section  6,  (iii)  with  respect to any Manager  as  provided  in  Article  IV,
Section 5, (iv) with respect to any amendment of this Declaration of Trust as provided in Article IX, Section 8, (v) with respect to the termination of the Trust or a series of Shares as provided in Article IX, Section 5, and (vi) with respect to such additional matters relating to the Trust as may be required by law, by this Declaration of Trust, or the By-Laws of the Trust or any registration of the Trust with the Commission or any state, or as the Trustees may consider desirable. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote (except that in the election of Trustees said vote may be cast for as many persons as there are Trustees to be elected), and each fractional Share shall be entitled to a proportionate fractional vote. Notwithstanding any other provision of this Declaration of Trust, on any matter submitted to a vote of Shareholders, all Shares of the Trust then entitled to vote shall be voted in the aggregate as a single class without regard to series or classes of Shares, except (i) when required by the 1940 Act or when the Trustees shall have determined that the matter affects one or more series or classes differently Shares shall be voted by individual series or class and (ii) when the Trustees have determined that the matter affects only the interests of one or more series or classes then only Shareholders of such series or classes shall be entitled to vote thereon. There shall be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy. A proxy with respect to Shares held in the name of two or more persons shall be valid if executed by any one of them, unless at or prior to exercise of the proxy the Trust receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity shall rest on the challenger. Whenever no Shares of any series or class are issued and outstanding, the Trustees may exercise with respect to such series or class all rights of Shareholders and may take any action required by law, this Declaration of Trust or any By-Laws of the Trust to be taken by Shareholders.

     Section 2. Meetings. Meetings of the Shareholders may be called by the Trustees or such other person or persons as may be specified in the By-Laws and shall be called by the Trustees upon the written request of Shareholders owning at least 10% of the outstanding Shares entitled to vote. Shareholders shall be entitled to at least ten days' prior notice of any meeting.

     Section 3. Quorum and Required Vote. Thirty percent (30%) of the outstanding Shares shall be a quorum for the transaction of business at a Shareholders' meeting, except that where any provision of law or of this Declaration of Trust permits or requires that holders of any series or class shall vote as a series or class, then thirty percent (30%) of the aggregate number of Shares of that series or class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series or class. Any lesser number, however, shall be sufficient for adjournment and any adjourned session or sessions may be held within 90 days after the date set for the original meeting without the necessity of further notice. Except when a larger vote is required by any provision of this Declaration of Trust or the By Laws of the Trust and subject to any applicable requirements of law, a majority of the Shares voted shall decide any question and a plurality shall elect a Trustee, provided that where any provision of law or of this Declaration of Trust permits or requires that the holders of any series or class shall vote as a series or class, then a majority of the Shares of that series or class voted on the matter (or a plurality with respect to the election of a Trustee) shall decide that matter insofar as that series or class is concerned.

     Section 4. Action by Written Consent. Any action required or permitted to be taken at any meeting may be taken without a meeting if a consent in writing, setting forth such action, is signed by a majority of Shareholders entitled to vote on the subject matter thereof (or such larger proportion thereof as shall be required by any express provision of this Declaration of Trust) and such consent is filed with the records of the Trust.

     Section 5. Additional Provisions. The By-Laws may include further provisions for Shareholders, votes and meetings and related matters.


                           ARTICLE VI

                 Distributions and Redemptions

     Section 1. Distributions. The Trustees shall distribute periodically to the Shareholders of each series of Shares an amount approximately equal to the net income of that series, determined by the Trustees or as they may authorize and as herein provided. Distributions of income may be made in one or more payments, which shall be in Shares, cash or otherwise, and on a date or dates and as of a record date or dates determined by the Trustees. At any time and from time to time in their discretion, the Trustees also may cause to be distributed to the Shareholders of any one or more series as of a record date or dates determined by the Trustees, in Shares, cash or otherwise, all or part of any gains realized on the sale or disposition of the assets of the series or all or part of any other principal of the Trust attributable to the series. Each distribution pursuant to this Section 1 shall be made ratably according to the number of Shares of the series held by the several Shareholders on the record date for such distribution, except to the extent otherwise required or permitted by the preferences and special or relative rights and privileges of any classes of Shares of that series, and any distribution to the Shareholders of a particular class of Shares shall be made to such Shareholders pro rata in proportion to the number of Shares of such class held by each of them. No distribution need be made on Shares purchased pursuant to orders received, or for which payment is made, after such time or times as the Trustees may determine.

     Section 2. Determination of Net Income. In determining the net income of each series or class of Shares for any period, there shall be deducted from income for that period (a) such portion of all charges, taxes, expenses and liabilities due or accrued as the Trustees shall consider properly chargeable and fairly applicable to income for that period or any earlier period and
(b) whatever reasonable reserves the Trustees shall consider advisable for possible future charges, taxes, expenses and liabilities which the Trustees shall consider properly chargeable and fairly applicable to income for that period or an earlier period. The net income of each series or class for any period may be adjusted for amounts included on account of net income in the net asset value of Shares issued or redeemed or repurchased during that period. In determining the net income of a series or class for a period ending on a date other than the end of its fiscal year, income may be estimated as the Trustees shall deem fair. Gains on the sale or disposition of assets shall not be treated as income, and losses shall not be charged against income unless appropriate under applicable accounting principles, except in the exercise of the discretionary powers of the Trustees. Any amount contributed to the Trust which is received as income pursuant to a decree of any court of competent jurisdiction shall be applied as required by the said decree.

     Section 3. Redemptions. Any Shareholder shall be entitled to require the Trust to redeem and the Trust shall be obligated to redeem at the option of such Shareholder all or any part of the Shares owned by said Shareholder, at the redemption price, pursuant to the method, upon the terms and subject to the conditions hereinafter set forth:

          (a) Certificates for Shares, if issued, shall be presented for redemption in proper form for transfer to the Trust or the agent of the Trust appointed for such purpose, and these shall be presented with a written request that the Trust redeem all or any part of the Shares represented thereby.

          (b) The redemption price per Share shall be the net asset value per Share when next determined by the Trust at such time or times as the Trustees shall designate, following the time of presentation of certificates for Shares, if issued, and an appropriate request for redemption, or such other time as the Trustees may designate in accordance with any provision of the 1940 Act, or any rule or regulation made or adopted by any securities association registered under the Securities Exchange Act of 1934, as determined by the Trustees, less any applicable charge or fee imposed from time to time as determined by the Trustees.

          (c) Net asset value of each series or class of Shares (for the purpose of issuance of Shares as well as redemptions thereof) shall be determined by dividing:

             (i) the total value of the assets of such series or class determined as provided in paragraph (d) below less to the extent determined by or pursuant to the direction of the Trustees in accordance with generally accepted accounting principles, all debts, obligations and liabilities of such series or class (which debts, obligations and liabilities shall include, without limitation of the generality of the foregoing, any and all debts, obligations, liabilities, or claims, of any and every kind and nature, fixed, accrued and otherwise, including the estimated accrued expenses of management and supervision, administration and distribution and any reserves or charges for any or all of the foregoing, whether for taxes, expenses, or otherwise, and the price of Shares redeemed but not paid for) but excluding the Trust's liability upon its Shares and its surplus, by

            (ii) the total number of Shares of such series or class outstanding.

          The Trustees are empowered, in their absolute discretion, to establish other methods for determining such net asset value whenever such other methods are deemed by them to be necessary to enable the Trust to comply with applicable law, or are deemed by them to be desirable, provided they are not inconsistent with any provision of the 1940 Act.

          (d) In determining for the purposes of this Declaration of Trust the total value of the assets of each series or class of Shares at any time, investments and any other assets of such series or class shall be valued in such manner as may be determined from time to time by or pursuant to the order of the Trustees.

          (e) Payment of the redemption price by the Trust may be made either in cash or in securities or other assets at the time owned by the Trust or partly in cash and partly in securities or other assets at the time owned by the Trust. The value of any part of such payment to be made in securities or other assets of the Trust shall be the value employed in determining the redemption price. Payment of the redemption price shall be made on or before the seventh day following the day on which the Shares are improperly presented for redemption hereunder, except that delivery of any securities included in any such payment shall be made as promptly as any necessary transfers on the books of the issuers whose securities are to be delivered may be made and, except as postponement of the date of payment may be permissible under the 1940 Act.

          Pursuant to resolution of the Trustees, the Trust may deduct from the payment made for any Shares redeemed a liquidating charge not in excess of an amount determined by the Trustees from time to time.

          (f) The right of any holder of Shares redeemed by the Trust as provided in this Article VI to receive dividends or distributions thereon and all other rights of such Shareholder with respect to such Shares shall terminate at the time as of which the redemption price of such Shares is determined, except the right of such Shareholder to receive (i) the redemption price of such Shares from the Trust in accordance with the provisions hereof, and (ii) any dividend or distribution to which such Shareholder previously had become entitled as the record holder of such Shares on the record date for such dividend or distribution.

          (g) Redemption of Shares by the Trust is conditional upon the Trust having funds or other assets legally available therefor.

          (h) The Trust, either directly or through an agent, may repurchase its Shares, out of funds legally available therefor, upon such terms and conditions and for such consideration as the Trustees shall deem advisable, by agreement with the owner at a price not exceeding the net asset value per Share as determined by or pursuant to the order of the Trustees at such time or times as the Trustees shall designate, less any applicable charge, if and as fixed by the Trustees from time to time, and to take all other steps deemed necessary or advisable in connection therewith.

          (i) Shares purchased or redeemed by the Trust shall be cancelled or held by the Trust for reissue, as the Trustees from time to time may determine.

          (j) The obligations set forth in this Article VI may be suspended or postponed, (1) for any period (i) during which the New York Stock Exchange is closed other than for customary weekend and holiday closings or
     (ii)  during  which trading on the New York Stock Exchange  is  restricted,
     (2)  for  any period during which an emergency exists as a result of  which
     (i) the disposal by the Trust of investments owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Trust fairly to determine the value of its net assets, or (3) for such other periods as the Commission or any successor governmental authority by order may permit.

     Notwithstanding any other provision of this Section 3 of Article VI, if certificates representing such Shares have been issued, the redemption or repurchase price need not be paid by the Trust until such certificates are presented in proper form for transfer to the Trust or the agent of the Trust appointed for such purpose; however, the redemption or repurchase shall be effective, in accordance with the resolution of the Trustees, regardless of whether or not such presentation has been made.

     Section 4. Redemptions at the Option of the Trust. The Trust shall have the right at its option and at any time to redeem Share of any Shareholder at the net asset value thereof as determined in accordance with Section 3 of
Article VI of this Declaration of Trust: (i) if at such time such Shareholder owns fewer Shares than, or Shares having an aggregate net asset value of less than, an amount determined from time to time by the Trustees, or (ii) to the extent that such Shareholder owns Shares of a particular series or class of Shares equal to or in excess of a percentage of the outstanding Shares of that series or class determined from time to time by the Trustees, or (iii) to the extent that such Shareholder owns Shares of the Trust representing a percentage equal to or in excess of such percentage of the aggregate number of outstanding Shares of the Trust or the aggregate net asset value of the Trust determined from time to time by the Trustees.

     Section 5. Dividends, Distributions, Redemptions and Repurchases. No dividend or distribution including, without limitation, any distribution paid upon termination of the Trust or of any series) with respect to, nor any redemption or repurchase of, the Shares of any series shall be effected by the Trust other than from the assets of such series.


                          ARTICLE VII

                 Compensation and Limitation of
                     Liability of Trustees

     Section 1. Compensation. The Trustees shall be entitled to reasonable compensation from the Trust and may fix the amount of their compensation.

     Section 2. Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee or Manager of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, but nothing herein contained shall protect any Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Every note, bond, contract, instrument, certificate, share, or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust, shall be deemed conclusively to have been executed or done only in their or his capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.


                                  ARTICLE VIII

                                 Indemnification

     Section 1.     Indemnification of Trustees, Officers, Employees and
Agents. Each person who is or was a Trustee, officer, employee or agent of the Trust or who serves or has served at the Trust's request as a director, officer or trustee of another entity in which the Trust has or had any interest as a shareholder, creditor or otherwise shall be entitled to indemnification out of the assets of the Trust to the extent provided in, and subject to the provisions of, the By-Laws, provided that no indemnification shall be granted by the Trust in contravention of the 1940 Act.

     Section 2. Merged Corporations. For the purposes of this Article VIII references to "the Trust" include any constituent corporation (including any constituent of a constituent) absorbed in a consolidation or merger which, if its separate existence had continued, would have had power and authority to indemnify its directors, officers, employees or agents as well as the resulting or surviving entity; so that any person who is or was a director, officer, employee or agent of such a constituent corporation or is or was serving at the request of such a constituent corporation as a trustee, director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise shall stand in the same position under the provisions of this
Article VIII with respect to the resulting or surviving entity as he would have with respect to such a constituent corporation if its separate existence had continued.

     Section 3. Shareholders. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets of the particular series of Share of which he is or was a Shareholder to be held harmless from and indemnified against all losses and expenses arising from such liability. Upon request, the Trust shall cause its counsel to assume the defense of any claim which, if successful, would result in an obligation of the Trust to indemnify the Shareholder as aforesaid.

                           ARTICLE IX

        Status of the Trust and Other General Provisions

     Section 1. Trust Not a Partnership. It is hereby expressly declared that a trust and not a partnership is created hereby. Neither the Trust nor the Trustees, nor any officer, employee or agent of the Trust shall have any power to bind personally either the Trust's Trustees or officers or any Shareholders. All persons extending credit to, contracting with or having any claim against the Trust or a particular series of Shares shall look only to the assets of the Trust or the assets of that particular series for payment under such credit, contract or claim; and neither the Shareholders nor the Trustees, nor any of the Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefore. Nothing in this Declaration of Trust shall protect any Trustee against any liability to which such Trustee otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder.

     Section 2. Trustee's Good Faith Action, Expert Advice, No Bond or Surety. The exercise by the Trustees of their powers and discretion hereunder under the circumstances then prevailing, shall be binding upon every one interested. A Trustee shall be liable for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and subject to the provisions of Section 1 of this
Article IX shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice. The Trustees shall not be required to give any bond as such, nor any surety if a bond is required.

     Section 3. Liability of Third Persons Dealing with Trustees. No person dealing with the Trustees shall be bound to make any inquiry concerning the validity of any transaction made or to be made by the Trustees pursuant hereto or to see to the application of any payments made or property transferred to the Trust or upon its order.

     Section 4. Trustees, Shareholders, etc. Not Personally Liable; Notice. All persons extending credit to, contracting with or having any claim against the Trust or a particular series of Shares shall look only to the assets of the Trust or the assets of that particular series of Shares for payment under such credit, contract or claim; and neither the Shareholders nor the Trustees, nor any of the Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

     Section 5. Termination of Trust. Unless terminated as provided herein, the Trust shall continue without limitation of time. The Trust may be terminated at any time by vote of Shareholders holding at least a majority of the Shares of each series entitled to vote or by the Trustees by written notice to the Shareholders. Any series of Shares may be terminated at any time by vote of Shareholders holding at least a majority of the Shares of such series entitled to vote or by the Trustees by written notice to the Shareholders of such series.

     Upon termination of the Trust or of any one or more series of Shares, after paying or otherwise providing for all charges, taxes, expenses and liabilities, whether due or accrued or anticipated as may be determined by the Trustees, the Trust shall reduce, in accordance with such procedures as the Trustees consider appropriate, the remaining assets to distributable form in cash or shares or other securities, or any combination thereof, and distribute the proceeds to the Shareholders of the series involved, ratably according to the number of Shares of such series held by the several Shareholders of such series on the date of termination, except to the extent otherwise required or permitted by the preferences and special or relative rights and privileges of any classes of Shares of that series, provided that any distribution to the Shareholders of a particular class of Shares shall be made to such Shareholders pro rata in proportion to the number of Shares of such class held by each of them.

     Section 6. Filing of Copies, References, Headings. The original or a copy of this instrument and of each amendment hereto and of each Declaration of Trust supplemental hereto shall be kept at the office of the Trust where it may be inspected by any Shareholder. A copy of this instrument and of each such amendment shall be filed by the Trust with the Secretary of State of the State of Ohio, as well as any other governmental office where such filing may from time to time be required. Anyone dealing with the Trust may rely on a certificate by an officer of the Trust as to whether or not any such amendments have been made and as to matters in connection with the Trust hereunder; and, with the same effect as if it were the original, may rely on a copy certified by an officer of the Trust to be a copy of this instrument or of any such amendment. In this instrument or in any such amendment, references to this instrument, and all expressions like "herein," "hereof," and "hereunder," shall be deemed to refer to this instrument as amended or affected by any such amendment. Headings are placed herein for convenience of reference only and in case of any conflict, the text of this instrument, rather than the headings, shall control. This instrument may be executed in any number of counterparts each of which shall be deemed an original.

     Section 7. Applicable Law. The Trust set forth in this instrument is made in the State of Ohio and it is created under and is to be governed by and construed and administered according to the laws of said state, including, without limitation, Ohio Revised Code Chapter 1746. The Trust shall be of the type commonly called an Ohio business trust, and without limiting the provisions hereof, the Trust may exercise all powers which are ordinarily exercised by such a trust.

     Section 8. Amendments. This Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the then Trustees when authorized so to do by a vote of Shareholders holding a majority of the Shares outstanding and entitled to vote, except that an amendment which shall affect the holders of one or more series or class of Shares but not the holders of all outstanding series or classes of Shares shall be authorized by vote of the Shareholders holding a majority of the Shares entitled to vote of the series or classes affected and no vote of Shareholders of a series or class not affected shall be required. Amendments having the purpose of changing the name of the Trust or of supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained herein shall not require authorization by Shareholder vote.

     Section 9. Counterparts. This Declaration of Trust may be simultaneously executed in several counterparts, each of which shall be deemed to be an original, and such counterparts, together, shall constitute one and the same instrument, which shall be sufficiently evidenced by any such original counterpart.

     IN WITNESS WHEREOF, the undersigned Trustees have hereunto set his hand and seal for himself and him assigns as of the day and year first above written.



                             /S/ Richard A. Barone
                             Richard A. Barone, Trustee



                              /S/ Morton H. Sachs
                              Morton H. Sachs, Trustee

STATE OF OHIO            )
                         ) SS:
COUNTY OF CUYAHOGA       )

     BEFORE ME, a Notary Public in and for said County and State, personally appeared the above-named Richard A. Barone, who acknowledged that he did sign the foregoing instrument, and that the same is his free act and deed.

     IN TESTIMONY WHEREOF, I have set my hand and official seal this 15th day of September, 1998.


                                   /S/ Michael J. Meaney
                                   NOTARY PUBLIC

(Notarial Seal)



STATE OF KENTUCKY   )
                    ) SS:
COUNTY OF JEFFERSON )

     BEFORE ME, a Notary Public in and for said County and State, personally appeared the above-named Morton H. Sachs, who acknowledged that he did sign the foregoing instrument, and that the same is his free act and deed.

     IN TESTIMONY WHEREOF, I have set my hand and official seal this 15th day of September, 1998.


                                   /S/ Inda M. Wangerin
                                   NOTARY PUBLIC

  (Notarial Seal)

                                    EXHIBIT 2

                                     BY-LAWS
                                       OF
                                    OTI TRUST


                                    ARTICLE 1
                    Declaration of Trust and Principal Office

     1.1. Agreement and Declaration of Trust. These By-Laws shall be subject to the Declaration of Trust, as from time to time in effect (the "Declaration of Trust"), of the above-captioned Ohio business trust established by the Declaration of Trust (the "Trust").

     1.2. Principal Office of the Trust. The principal office of the Trust shall be located at such place within or outside the State of Ohio as the Trustees from time to time may select.


                                    ARTICLE 2
                              Meetings of Trustees

     2.1. Regular Meetings. Regular meetings of the Trustees may be held without call or notice at such places and at such times as the Trustees from time to time may determine, provided that notice of the first regular meeting following any such determination shall be given to absent Trustees.

     2.2. Special Meetings. Special meetings of the Trustees may be held at any time and at any place designated in the call of the meeting when called by the President or the Treasurer or by two or more Trustees, sufficient notice thereof being given to each Trustee by the Secretary or an Assistant Secretary or by the officer or the Trustees calling the meeting.

     2.3. Notice of Special Meetings. It shall be sufficient notice to a Trustee of a special meeting to send notice by mail at least forty-eight hours or by telegram at least twenty-four hours before the meeting addressed to the Trustee at his or her usual or last known business or residence address or to give notice to him or her in person or by telephone at least twenty-four hours before the meeting. Notice of a meeting need not be given to any Trustee if a written waiver of notice, executed by him or her before or after the meeting, is filed with the records of the meeting, or to any Trustee who attends the meeting without protesting prior thereto or at its commencement the lack of notice to him or her. Neither notice of a meeting nor a waiver of a notice need specify the purposes of the meeting.

     2.4. Notice of Certain Actions by Consent. If in accordance with the provisions of the Declaration of Trust any action is taken by the Trustees by a written consent of less than all of the Trustees, then prompt notice of any such action shall be furnished to each Trustee who did not execute such written consent, provided that the effectiveness of such action shall not be impaired by any delay or failure to furnish such notice.

                                    ARTICLE 3
                                    Officers

     3.1. Enumeration; Qualification. The officers of the Trust shall be a President, a Treasurer, a Secretary, and such other officers, if any, as the Trustees from time to time may in their discretion elect. The Trust also may have such agents as the Trustees from time to time may in their discretion appoint. Officers may be but need not be a Trustee or shareholder. Any two or more offices may be held by the same person.

     3.2. Election. The President, the Treasurer and the Secretary shall be elected by the Trustees upon the occurrence of any vacancy in any such office. Other officers, if any, may be elected or appointed by the Trustees at any time. Vacancies in any such other office may be filled at any time.

     3.3. Tenure. The President, Treasurer and Secretary shall hold office in each case until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer shall hold office and each agent shall retain authority at the pleasure of the Trustees.

     3.4. Powers. Subject to the other provisions of these By-Laws, each officer shall have, in addition to the duties and powers herein and in the Declaration of Trust set forth, such duties and powers as commonly are incident to the office occupied by him or her as if the Trust were organized as an Ohio business corporation or such other duties and powers as the Trustees may from time to time designate.

     3.5. President.  Unless the Trustees otherwise provide, the President shall
preside  at  all meetings of the shareholders and of the Trustees.   Unless  the
Trustees otherwise provide, the President shall be the chief executive officer.

     3.6. Treasurer. The Treasurer shall be the chief financial and accounting officer of the Trust, and, subject to the provisions of the Declaration of Trust and to any arrangement made by the Trustees with a custodian, investment adviser or manager, or transfer, shareholder servicing or similar agent, shall be in charge of the valuable papers, books of account and accounting records of the Trust, and shall have such other duties and powers as may be designated from time to time by the Trustees or by the President.

     3.7. Secretary. The Secretary shall record all proceedings of the shareholders and the Trustees in books to be kept therefor, which books or a copy thereof shall be kept at the principal office of the Trust. In the absence of the Secretary from any meeting of the shareholders or Trustees, an Assistant Secretary, or if there be none or if he or she is absent, a temporary Secretary chosen at such meeting shall record the proceedings thereof in the aforesaid books.

     3.8. Resignations and Removals. Any Trustee or officer may resign at any time by written instrument signed by him or her and delivered to the President or Secretary or to a meeting of the Trustees. Such resignation shall be effective upon receipt unless specified to be effective at some other time. The Trustees may remove any Officer elected by them with or without cause. Except to the extent expressly provided in a written agreement with the Trust, no Trustee or officer resigning and no officer removed shall have any right to any compensation for any period following his or her resignation or removal, or any right to damages on account of such removal.

                                    ARTICLE 4
                                   Committees

     4.1. Appointment. The Trustees may appoint from their number an executive committee and other committees. Except as the Trustees otherwise may determine, any such committee may make rules for conduct of its business.

     4.2. Quorum; Voting. A majority of the members of any Committee of the Trustees shall constitute a quorum for the transaction of business, and any action of such a Committee may be taken at a meeting by a vote of a majority of the members present (a quorum being present).


                                    ARTICLE 5
                                     Reports

     The Trustees and officers shall render reports at the time and in the manner required by the Declaration of Trust or any applicable law. Officers and Committees shall render such additional reports as they may deem desirable or as may from time to time be required by the Trustees.


                                    ARTICLE 6
                                   Fiscal Year

     The fiscal year of the Trust shall be fixed, and shall be subject to change, by the Board of Trustees.


                                    ARTICLE 7
                                      Seal

     The seal of the Trust shall consist of a flat-faced die with the word "Ohio," together with the name of the Trust and the year of its organization cut or engraved thereon but, unless otherwise required by the Trustees, the seal shall not be necessary to be placed on, and in its absence shall not impair the validity of, any document, instrument other paper executed and delivered by or on behalf of the Trust.


                                    ARTICLE 8
                               Execution of Papers

     Except as the Trustees generally or in particular cases may authorize the execution thereof in some other manner, all deeds, leases, contracts, notes and other obligations made by the Trustees shall be signed by the President, any Vice President, or by the Treasurer and need not bear the seal of the Trust.

                                    ARTICLE 9
                         Issuance of Share Certificates

     9.1. Sale of Shares. Except as otherwise determined by the Trustees, the Trust will issue and sell for cash or securities from time to time, full and fractional shares of its shares of beneficial interest, such shares to be issued and sold at a price of not less than net asset value per share as from time to time determined in accordance with the Declaration of Trust and these By-Laws and, in the case of fractional shares, at a proportionate reduction in such price. In the case of shares sold for securities, such securities shall be valued in accordance with the provisions for determining value of assets of the Trust as stated in the Declaration of Trust and these By-Laws. The officers of the Trust are severally authorized to take all such actions as may be necessary or desirable to carry out this Section 9.1.

     9.2. Share Certificates. In lieu of issuing certificates for shares, the Trustees or the transfer agent either may issue receipts therefor or may keep accounts upon the books of the Trust for the record holders of such shares, who shall in either case, for all purposes hereunder, be deemed to be the holders of certificates for such shares as if they had accepted such certificates and shall be held to have expressly assented and agreed to the terms hereof.

     The Trustees at any time may authorize the issuance of share certificates. In that event, each shareholder shall be entitled to a certificate stating the number of shares owned by him, in such form as shall be prescribed from time to time by the Trustees. Such certificate shall be signed by the President or Vice President and by the Treasurer or Assistant Treasurer. Such signatures may be facsimile if the certificate is signed by a transfer agent, or by a registrar, other than a Trustee, officer or employee of the Trust. In case any officer who has signed or whose facsimile signature has been placed on such certificate shall cease to be such officer before such certificate is issued, it may be issued by the Trust with the same effect as if he or she were such officer at the time of its issue.

     9.3.  Loss  of  Certificates.   The Trust, or  if  any  transfer  agent  is
appointed for the Trust, the transfer agent with the approval of any two officers of the Trust, is authorized to issue and countersign replacement certificates for the shares of the Trust which have been lost, stolen or destroyed subject to the deposit of a bond or other indemnity in such form and with such security, if any, as the Trustees may require.

     9.4. Discontinuance of Issuance of Certificates. The Trustees at any time may discontinue the issuance of share certificates and by written notice to each shareholder, may require the surrender of share certificates to the Trust for cancellation. Such surrender and cancellation shall not affect the ownership of shares in the Trust.

                                   ARTICLE 10
                                 Indemnification

     10.1. Trustees, Officers, etc. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, except with respect to any matter as to which such Covered Person shall have been finally adjudicated in a decision on the merits in any such action, suit or other proceeding not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust and except that no Covered Person shall be indemnified against an liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or Penalties), may be paid from time to time by the Trust in advance of the final disposition or any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided that (a) such Covered Person shall provide security for his undertaking, (b) the Trust shall be insured against losses arising by reason of Such Covered Person's failure to fulfill his undertaking, or (c) a majority of the Trustees who are disinterested persons and who are not Interested Persons (as that term is defined in the Investment Company Act of 1940) (provided that a majority of such Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (but not a full trial-type inquiry), that there is reason to believe such Covered Person ultimately will be entitled to indemnification.

     10.2. Compromise Payment. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication in a decision on the merits by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered
Person's office, indemnification shall be provided if (a) approved as in the best interest of the Trust, after notice that it involves such indemnification, by at least a majority of the Trustees who are disinterested persons and are not Interested Persons (provided that a majority of such Trustees then in office act on the matter), upon a determination based upon a review of readily available facts (but not a full trial-type inquiry) that such Covered Person acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (but not a full trial-type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust and that such indemnification would not protect such Covered Person against any liability to the Trust to which such Covered Person would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or to have been liable to the Trust or its shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

     10.3. Indemnification Not Exclusive. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article 10, the term "Covered Person" shall include such person's heirs, executors and administrators, and a "disinterested person" is a person against whom none of the actions, suits or other proceedings in question or another action, suit, or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of such person.

     10.4. Limitation. Notwithstanding any provisions in the Declaration of Trust and these By-Laws pertaining to indemnification, all such provisions are limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

     In the event that a claim for indemnification is asserted by a Trustee, officer or controlling person of the Trust in connection with the registered securities of the Trust, the Trust will not make such indemnification unless (i) the Trust has submitted, before a court or other body, the question of whether the person to be indemnified was liable by reason of wilful misfeasance, bad faith, gross negligence, or reckless disregard of duties, and has obtained a final decision on the merits that such person was not liable by reason of such conduct or (ii) in the absence of such decision, the Trust shall have obtained a reasonable determination, based upon a review of the facts, that such person was not liable by virtue of such conduct, by (a) the vote of a majority of Trustees who are neither interested persons as such term is defined in the Investment Company Act of 1940, nor parties to the proceeding or (b) an independent legal counsel in a written opinion.

     The Trust will not advance attorneys' fees or other expenses incurred by the person to be indemnified unless the Trust shall have (i) received an undertaking by or on behalf of such person to repay the advance unless it is ultimately determined that such person is entitled to indemnification and one of the following conditions shall have occurred: (x) such person shall provide security for his undertaking, (y) the Trust shall be insured against losses arising by reason of any lawful advances or (z) a majority of the disinterested, non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall have determined that based on a review of readily available facts there is reason to believe that such person ultimately will be found entitled to indemnification.


                                   ARTICLE 11
                                  Shareholders

     11.1. Meetings. A meeting of the shareholders shall be called by the Secretary whenever ordered by the Trustees, or requested in writing by the holder or holders of at least 10% of the outstanding shares entitled to vote at such meeting. If the meeting is a meeting of the shareholders of one or more series or class of shares, but not a meeting of all shareholders of the Trust, then only the shareholders of such one or more series or classes shall be entitled to notice of and to vote at the meeting. If the Secretary, when so ordered or requested, refuses or neglects for more than five days to call such meeting, the Trustees, or the shareholders so requesting may, in the name of the Secretary, call the meeting by giving notice thereof in the manner required when notice is given by the Secretary.

     11.2. Access to Shareholder List. Shareholders of record may apply to the Trustees for assistance in communicating with other shareholders for the purpose of calling a meeting in order to vote upon the question of removal of a Trustee. When ten or more shareholders of record who have been such for at least six months preceding the date of application and who hold in the aggregate shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares, whichever is less, so apply, the Trustees shall within five business days either:

          (i) afford to such applicants access to a list of names and addresses of all shareholders as recorded on the books of the Trust; or

          (ii) inform such applicants of the approximate number of shareholders of record and the approximate cost of mailing material to them and, within a reasonable time thereafter, mail, materials submitted by the applicants, to all such shareholders of record. The Trustees shall not be obligated to mail materials which they believe to be misleading or in violation of applicable law.

     11.3. Record Dates. For the purpose of determining the shareholders of any series or class who are entitled to vote or act at any meeting or any adjournment thereof, or who are entitled to receive payment of any dividend or of any other distribution, the Trustees from time to time may fix a time, which shall be not more than 90 days before the date of any meeting of shareholders or the date of payment of any dividend or of any other distribution, as the record date for determining the shareholders of such series or class having the right to notice of and to vote at such meeting and any adjournment thereof or the right to receive such dividend or distribution, and in such case only shareholders of record or such record date shall have such right notwithstanding any transfer of shares on the books of the Trust after the record date; or without fixing such record date the Trustees may for any such purposes close the register or transfer books for all or part of such period.

     11.4. Place of Meetings. All meetings of the shareholders shall be held at the principal office of the Trust or at such other place within the United States as shall be designated by the Trustees or the President of the Trust.

     11.5. Notice of Meetings. A written notice of each meeting of shareholders, stating the place, date and hour and the purposes of the meeting, shall be given at least ten days before the meeting to each shareholder entitled to vote thereat by leaving such notice with him or at his residence or usual place of business or by mailing it, postage prepaid, and addressed to such shareholder at his address as it appears in the records of the Trust. Such notice shall be given by the Secretary or an Assistant Secretary or by an officer designated by the Trustees. No notice of any meeting of shareholders need be given to a shareholder if a written waiver of notice, executed before or after the meeting by such shareholder or his attorney thereunto duly authorized, is filed with the records of the meeting.

     11.6.      Ballots.   No ballot shall be required for any  election  unless
requested by a shareholder present or represented at the meeting and entitled to vote in the election.

     11.7. Proxies. Shareholders entitled to vote may vote either in person or by proxy in writing dated not more than six months before the meeting named therein, which proxies shall be filed with the Secretary or other person responsible to record the proceedings of the meeting before being voted. Unless otherwise specifically limited by their terms, such proxies shall entitle the holders thereof to vote at any adjournment of such meeting but shall not be valid after the final adjournment of such meeting.


                                   ARTICLE 12
                            Amendments to the By-Laws

     These By-Laws may be amended or repealed, in whole or in part, by a majority of the Trustees then in office at any meeting of the Trustees, or by one or more writings signed by such a majority.

                                  EXHIBIT 5(a)

        INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT



                                                          ________________, 1998



Maxus Asset Management Inc.
The Tower at Erieview - 36th Floor
1301 East Ninth Street
Cleveland, OH 44114

Dear Sirs:

     OTI Trust, an Ohio business trust (the "Trust"), herewith confirms its agreement with you ("MAM") as follows:

     The Trust desires to employ its capital by investing and reinvesting the same in investments of the type and in accordance with the limitations specified in its Prospectus as from time to time in effect, copies of which have been or will be submitted to MAM, and in such manner and to such extent as may from time to time be approved by the Board of Trustees of the Trust. The Trust desires to employ MAM to act as the investment adviser and administrator for its investment portfolio OTI Special Opportunities Fund and such other investment portfolios as the Trust may from time to time create (individually, a "Fund" or collectively, the "Funds").

     Subject to the supervision and approval of the Board of Trustees, MAM will provide investment management of each Fund's portfolio in accordance with each Fund's investment objective and policies as stated in its most recent Prospectus delivered to MAM, upon which MAM shall be entitled to rely. In connection therewith, MAM will provide investment research and supervision of each Fund's investments and conduct a continuous program of investment, evaluation and, if appropriate, sale and reinvestment of the Fund's assets. MAM will furnish to the Trust such statistical information with respect to the investments which each Fund may hold or contemplate purchasing as the Trust may reasonably request. The Board wishes to be kept in touch with important developments materially affecting its portfolio and shall expect MAM, on its own initiative, to furnish to the Board from time to time such information as MAM may believe appropriate for this purpose.

     In providing investment management services to the Trust, MAM shall give primary consideration to securing the most favorable price and efficient execution. In so doing, MAM may consider the financial responsibility, research and investment information and other services provided by brokers or dealers who may effect or be a party to any such transaction or other transactions to which other clients of MAM may be a party. The Trust recognizes that it is desirable that MAM have access to supplemental investment and market research and security and economic analyses provided by brokers and that such brokers may execute brokerage transactions at a higher cost to the Trust than may result when allocating brokerage to other brokers on the basis of seeking the most favorable price and efficient execution. Therefore, MAM is authorized to pay higher brokerage commissions for the purchase and sale of securities for each Fund to brokers who provide such research and analyses, subject to review by the Board of Trustees from time to time with respect to the extent and continuation of this practice. It is understood that the services provided by such brokers may be useful to MAM in connection with its services to other clients.

     On occasions when MAM deems the purchase or sale of a security to be in the best interest of each Fund as well as other clients, MAM, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased in order to obtain the most favorable price or lower brokerage commissions and efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by MAM in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Fund and to such other clients.

     MAM shall provide the Trust with such office facilities and clerical and administrative services necessary to manage the business affairs of the Trust. In addition, MAM will prepare and file various returns, reports and registrations required by Federal and state law and respond to shareholder communications. Subject to the direction of the Board of Trustees, MAM shall be responsible for the overall management of the business affairs of the Trust.

     MAM shall exercise its best judgment in rendering to the Trust the services described above and the Trust agrees as an inducement to MAM's undertaking the same that MAM shall not be liable hereunder for any mistake of judgment or in any other event whatsoever, provided that nothing herein shall be deemed to protect or purport to protect MAM against any liability to the Trust or to its security holders to which MAM would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties hereunder, or by reason of MAM's reckless disregard of its obligations and duties hereunder.

     MAM shall, at its own expense, maintain such staff and employ or retain such personnel and consult with such other persons as it shall from time to time determine to be necessary or useful to the performance of its obligations under this Agreement. Without limiting the generality of the foregoing, the staff and personnel of MAM shall be deemed to include persons employed or otherwise retained by MAM to furnish statistical and other factual data, advice regarding economic factors and trends, information with respect to technical and scientific developments, and such other information, advice and assistance as MAM may desire. MAM shall, as agent for the Trust, maintain the Trust's records and books of account (other than those maintained by the Fund's transfer agent, registrar, custodian and other agencies), including records of portfolio transactions. All such books and records so maintained shall be the property of each Fund and, upon request therefore, MAM shall surrender to such Fund such of the books and records so requested.

     MAM shall bear the cost of rendering the investment management, supervisory and administrative services to be performed by it under this Agreement, and shall, at its own expense, pay the compensation of the officers and employees, if any, of the Trust who are employees of MAM, and provide such office space, facilities and equipment, such clerical help and accounting, data processing, bookkeeping and internal auditing services as the Trust shall reasonably require in the conduct of its business and the cost of telephone service, heat, light, power and other utilities provided to the Trust. The Trust shall bear all other expenses to be incurred in the operation of the Trust, including charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing stock certificates, if any; registration costs of the Trust and its shares under Federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses of the Trust and supplements thereto to the Trust's shareholders; all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of trustees' or members of any advisory board or committee who are not employees of MAM or any corporate affiliate of MAM; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of each Fund's portfolio securities; fees and expenses of legal counsel, including counsel to the trustees who are not interested persons of the Trust or of MAM and independent accountants; membership dues of industry associations; interest on Fund borrowings; postage; liability insurance premiums on property or personnel (including officers and trustees) of the Trust which inure to their benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto).

     In consideration of services rendered pursuant to this Agreement, the Trust will pay MAM on the first business day of each month a fee at the annual rate of one percent (1%) of the average value of each Fund's daily net assets. Net asset value shall be computed at least once each business day. The fee for the period from the date the initial registration statement of the Fund is declared effective by the Securities and Exchange Commission to the end of the month during which such initial registration shall have been declared effective by the Securities and Exchange Commission shall be prorated according to the proportion which such period bears to the full monthly period, and upon any termination of this Agreement before the end of any month, such fee for such part of a month shall be prorated according to the proportion which such period bears to the full monthly period and shall be payable upon the date of termination of this Agreement. For the purpose of determining fees payable to MAM, the value of each Fund's net assets shall be computed in the manner specified in such Fund's Prospectus for the computation of the value of such net assets.

     The Trust understands that MAM now acts and will continue to act as investment adviser to various fiduciary or other managed accounts, and the Trust has no objection to MAM's so acting. In addition, it is understood that the persons employed by MAM to assist in the performance of its duties hereunder will not devote their full time to such service and nothing contained herein shall be deemed to limit or restrict the right of MAM or any affiliate of MAM to engage in and devote time and attention to other businesses or to render services of whatever kind or nature.

     The Trust understands that MAM now acts and may in the future act as investment adviser to one or more other investment companies, and the Trust has no objection to MAM's so acting, provided that when two or more companies managed by MAM have available funds for investment in money market instruments, available money market investments will be allocated in accordance with a formula believed to be equitable to each company. It is recognized that in some cases this procedure may adversely affect the size of the position obtainable for the Funds.

     MAM shall not be liable for any error of judgment or mistake of law or for any loss suffered by any Fund in connection with the matters to which this Agreement relates, except for a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, partner, employee, or agent of MAM who may be or become an officer, trustee, employee or agent of the Trust, shall be deemed, when rendering services to the Trust or acting on any business of the Trust, to be rendering such services to, or acting solely for, the Fund and not as an officer, partner, employee, or agent or one under the control or direction of MAM even though paid by it.

     This Agreement shall become effective on the date hereof and shall continue in force for a period of two (2) years and from year to year thereafter, provided such continuance is specifically approved at least annually by (i) the Board of Trustees or (ii) as to any Fund, by a vote of a majority (as defined in the Investment Company Act of 1940, as amended) of such Fund's outstanding voting securities; provided that in either event the continuance is also approved by a majority of the Trustees who are not "interested persons" (as defined in said Act) of any party to this Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. This Agreement is terminable without penalty, at any time by (i) the Board of Trustees or (ii) as to any Fund, by vote of holders of a majority of such Fund's shares or by (iii) MAM. This Agreement will also terminate automatically in the event of its assignment (as defined in said Act).

     Neither the Trustees, shareholders, officers, employees or agents of the Trust shall be personally liable upon, nor shall resort be had to their private property for the satisfaction of, any obligations of the Trust hereunder, and MAM shall look solely to the property of the Trust for the satisfaction of any claim hereunder.

     If the foregoing is in accordance with your understanding, kindly so indicate by signing and returning to us the enclosed copy hereof.

                                   Very truly yours,

                                   OTI TRUST


                                   By:__________________________________
Accepted:                               Richard A. Barone, Chairman

MAXUS ASSET MANAGEMENT INC.


By:______________________________

                                  EXHIBIT 5(b)

                             SUB-ADVISORY AGREEMENT

                                                         _________________, 1998


Morton H. Sachs & Company
1346 S. Third Street
Louisville, Kentucky  40208

Ladies and Gentlemen:

     This will confirm the agreement by and among Maxus Asset Management Inc. (the "Adviser"), OTI Trust (the "Trust") and Morton H. Sachs & Company (the "Sub- Adviser") as follows:

     1. The Trust is a registered open-end management investment company currently consisting of one investment portfolio, but which may from time to time consist of a greater number of investment portfolios (each, a "Fund"). The Trust engages in the business of investing and reinvesting the assets of the Funds in the manner and in accordance with the investment objective and restrictions specified in the Trust's Registration Statement, as amended from time to time (the "Registration Statement"), filed by the Trust under the Investment Company Act of 1940 (the "Company Act") and the Securities Act of 1933.

     2. The Trust has engaged the Adviser to manage the investing and reinvesting of the Funds' assets and to provide the advisory services specified elsewhere in the Investment Advisory and Administration Agreement (the "Advisory Agreement") between the Trust and the Adviser, subject to the overall supervision of the Board of Trustees of the Trust (the "Board of Trustees").

     3. The Adviser hereby employs the Sub-Adviser to perform for the Funds certain advisory services and the Sub-Adviser hereby accepts such employment. Each business day, the Sub-Adviser shall furnish the Adviser with recommendations with respect to the purchase and sale of investments for the Fund in accordance with (i) the investment objectives, policies and restrictions of the Fund as set forth in the Registration Statement and (ii) any other limitations or requirements established by the Board of Trustees from time to time as communicated in writing to the Sub-Adviser. The Sub-Adviser shall also furnish such additional reports and information as the Adviser or the Board of Trustees shall reasonably request. The Adviser shall retain the responsibility for determining whether the recommended transactions shall be executed and for effecting such transactions.

     4. The Adviser shall be responsible for the fees paid to the Sub-Adviser for its services. The Sub-Adviser agrees that it shall have no claim against the Trust or the Fund respecting compensation under this Agreement. In consideration of the services to be rendered by the Sub-Adviser under this Agreement, the Adviser shall pay the Sub-Adviser on the first business day of each month a fee at the annual rate of .50 percent of the average value of each Fund's daily net assets. Net assets value will be calculated in the manner set forth in the Advisory Agreement.

     5. It is understood that to assist the Sub-Adviser in performing its duties under this Agreement, Sub-Adviser will contract to obtain a proprietary stock price indicator service from OTI Research Inc. ("OTI"). The Adviser agrees to reimburse Sub-Adviser for 50% of the amounts paid by Sub-Adviser to OTI. Any such contract between Sub-Adviser and OTI (i) shall be subject to the prior approval of Adviser which approval shall not be unreasonably withheld and
(ii) shall contain a provision prohibiting OTI from providing such stock price indicator service to any other mutual fund or mutual fund adviser or sub-adviser.

     6.   Sub-Adviser represents, warrants and agrees as follows;

          (a) Sub-Adviser is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act");

          (b)  Sub-Adviser   shall  maintain  all  licenses  and   registrations
               necessary to perform its duties hereunder in good order.

          (c) Sub-Adviser shall conduct its responsibilities under this Agreement at all times in conformance with the Advisers Act, the Company Act, and any other applicable state and/or self-regulatory organization regulations.

          (d) Sub-Adviser shall be responsible for providing the personnel, office space and equipment necessary to fulfill its obligations under this Agreement and, except as specifically set forth in Paragraph 5, shall pay all expenses incurred by it in fulfilling such obligations.

     7. The Sub-Adviser shall give the Trust and the Adviser the benefit of the Sub-Adviser's best judgment and efforts in rendering services under this Agreement. As consideration and as an inducement to the Sub-Adviser's undertaking to render these services, the Trust and the Adviser agree that the Sub-Adviser shall not be liable under this Agreement for any mistake in judgment or in any other event whatsoever, provided that nothing in this Agreement shall be deemed to protect or purport to protect the Sub-Adviser against any liability to the Adviser, the Trust or its shareholders to which the Sub-Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Sub-Adviser's duties under this Agreement or by reason of reckless disregard of its obligations and duties hereunder.

     8. This Agreement shall become effective as of its execution date and shall thereafter continue in effect, provided that this Agreement shall continue in effect for a period of more than two years from the date hereof only so long as the continuance is specifically approved at least annually (a) by the vote of a majority of a Fund's outstanding voting securities (as defined in the Company
Act) or by the Board of Trustees or (b) by the vote, cast in person at a meeting called specifically for the purpose of continuing this Sub-Advisory Agreement, of a majority of the Trustees who are not parties to this contract or "interested persons" (as defined in the Company Act) of any such party. This Agreement may be terminated, upon 60 days' written notice to the Sub-Adviser, by the Trust without the payment of any penalty, by a vote of a majority of a
Fund's outstanding voting securities (as defined in the Company Act) or by a vote of a majority of the entire Board of Trustees. The Sub-Adviser may terminate this Agreement on 60 days' written notice to the Trust. This Agreement shall terminate automatically in the event of its "assignment" (as defined in the Company Act).

     9. Adviser and Sub-Adviser shall for all purposes herein be deemed to be independent contractors and, unless expressly authorized to do so, shall have no authority to act for or represent the Trust, the Fund, or each other in any way, or in any way be deemed an agent for the Trust, the Fund, or each other.

     10. This contract shall be governed by and construed in accordance with the laws of the State of Ohio.

     11. Neither the Trustees, shareholders, officers, employees or agents of the Trust shall be personally liable upon, nor shall resort be had to their private property for the satisfaction of, any obligations of the Trust, and the Adviser and the Sub-Adviser shall look solely to the property of the Trust for the satisfaction of any claim.

     If the foregoing correctly sets forth the agreement by and among the Trust, the Adviser and the Sub-Adviser, please so indicate by signing and returning to the Company the enclosed copy hereof.

                              Very truly yours,


                              MAXUS ASSET MANAGEMENT INC.

                              By:__________________________________
                                   Richard A. Barone, President

Accepted and Agreed:

MORTON H. SACHS & COMPANY

By:_____________________________
     Morton H. Sachs, President

OTI TRUST

By:_______________________________
     Richard A. Barone, Chairman

                                  EXHIBIT 6(a)

                             DISTRIBUTION AGREEMENT


     THIS AGREEMENT dated as of the _____ day of ___________, 1998 by and between OTI TRUST (the "Trust"), a business trust established and existing under the laws of the State of Ohio, and MAXUS SECURITIES CORP (the "Distributor"), a corporation organized and existing under the laws of the State of Ohio.

                              W I T N E S S E T H:

     In consideration of the mutual covenants hereinafter contained, the parties hereto agree as follows:

     Section 1. Appointment of the Distributor. The Trust hereby appoints the Distributor as its agent to arrange for the sale of shares of the Trust on the terms and for the period set forth in this Agreement, and the Distributor hereby accepts such appointment and agrees to act hereunder. It is acknowledged that the Trust is authorized to issue shares in one or more series, with each series representing shares of a separate investment portfolio of the Trust (a "Fund"), and with the shares of each Fund being divided into Investor Shares and Institutional Shares. The term "Shares" as used herein shall refer to shares of each class of each Fund of the Trust. It is also acknowledged that this appointment is not exclusive, and that the Trust may appoint other persons as distributors for its Shares.

     Section 2.     Services and Duties of the Distributor.

          (a) The Distributor agrees to arrange to sell, as agent for the Trust, from time to time during the term of this Agreement, Shares upon the terms described in the Prospectus. As used in this Agreement, the term "Prospectus" shall mean the prospectus included in the Trust's Registration Statement most recently filed by the Trust with the Securities and Exchange Commission and effective under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended (the "1940 Act"), as such Registration Statement is amended by any amendments thereto at the time in effect.

          (b) Upon commencement of the continuous public offering of the Shares of the Trust, the Distributor will hold itself available to receive orders, satisfactory to the Distributor, for the purchase of Shares and will accept such orders on behalf of the Trust as of the time of receipt of such orders and will transmit such orders as are so accepted to the Trust's Dividend and Transfer Agent as promptly as practicable. Purchase orders shall be deemed effective at the time and in the manner set forth in the Prospectus.

          (c) The Distributor, as agent for the Trust and in its discretion, may enter into agreements with such registered and qualified retail broker-dealers as it may select pursuant to which such broker-dealers may also arrange for the sale of Shares.

          (d) The offering price of the Shares of each class of each Fund shall be the net asset value (as described in the Prospectus, as amended from time to time and determined as set forth in the Prospectus) per Share of such class of such Fund next determined following receipt of an order. The Trust shall furnish the Distributor with all possible promptness advice of each computation of net asset value.

          (e) The Distributor shall not be obligated to sell any certain number of Shares, and nothing herein contained shall prevent the Distributor from entering into like distribution agreements with other investment companies so long as the performance of its obligations hereunder is not impaired thereby.

     Section 3.     Duties of the Trust.

          (a) The Trust agrees to sell its Shares so long as it has Shares available for sale and to cause its Dividend and Transfer Agent to issue, if requested by the purchaser, certificates for Shares, registered in such names and amounts as the Distributor has requested in writing, as promptly as practicable after receipt by the Trust of the purchase price therefor and thereof and written request of the Distributor therefor.

          (b) The Trust shall keep the Distributor fully informed with regard to its affairs and shall furnish to the Distributor copies of all information, financial statements and other papers which the Distributor may reasonably request for use in connection with the distribution of Shares of the Trust. This shall include, without limitation, one certified copy of all financial statements of the Trust prepared by independent accountants and such reasonable number of copies of its most current Prospectus and annual and interim reports as the Distributor may request. The Trust shall cooperate fully in the efforts of the Distributor to arrange for the sale of the Shares and in the performance of the Distributor under this Agreement.

          (c) The Trust agrees to file from time to time such amendments, reports and other documents as may be necessary in order that there may be no untrue statement of a material fact in a Registration Statement or Prospectus, or necessary in order that there may be no omission to state a material fact in the Registration Statement or Prospectus which omission would make the statements therein, in light of the circumstances under which they were made, misleading.

          (d) The Trust shall use its best efforts to qualify and maintain the qualification of an appropriate number of its Shares for sale under the securities laws of such states as the Distributor and the Trust may approve, and, if necessary or appropriate in connection therewith, to qualify and maintain the qualification of the Trust as a broker or dealer in such states; provided that the Trust shall not be required to amend the Declaration of Trust or its By-Laws to comply with the laws of any state, to maintain an office in any state, to change the terms of the offering of its Shares in any state from the terms set forth in its Registration Statement and Prospectus, to qualify as a foreign corporation, business trust or similar entity in any state or to consent to service of process in any state other than with respect to claims arising out of the offering of its Shares. The Distributor shall furnish such information and other material relating to its affairs and activities as may be required by the Trust in connection with such qualifications.

     Section 4.     Compensation and Expenses.

          (a) Except as set forth in this Section, (i) the Distributor shall not receive any compensation for its services under this Agreement and (ii) the Distributor shall not be required to bear any costs in connection with the offering of Shares for sale to the public.

          (b) The Trust shall bear all costs and expenses of the continuous offering of its Shares, including: (i) fees and disbursements of its counsel  and  auditors, (ii) the preparation, filing and  printing  of  any registration statements and/or prospectuses required by and under the federal securities laws, (iii) the preparation and mailing of annual and interim reports and proxy materials to shareholders and (iv) the qualification of the Shares for sale and of the Trust as a broker or dealer under the securities laws of such states or other jurisdictions as shall be selected by the Trust and by the Distributor pursuant to Section 3(d) hereof and the cost and expenses payable to each such state for continuing qualification therein.

          (c) The Distributor agrees to provide the services described in the Trust's Distribution and Shareholder Servicing Plan (Investor Shares Only) of even date herewith. In consideration for such services, the Trust shall pay to the Distributor a fee at the annual rate of .30% of the average daily net assets of the Investor Shares of each Fund.

     Section 5. Indemnification. The Trust agrees to indemnify, defend and hold the Distributor, its officers and directors and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act or Section 20 of the Securities Exchange Act of 1934, as amended (the "1934 Act"), free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees and expenses incurred in connection therewith) which the Distributor, its officers, directors or any such controlling persons may incur under the 1933 Act, the 1934 Act, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registration Statement or Prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission or alleged untrue statement or omission made in reliance upon and in conformity with information furnished in writing by the Distributor to the Trust for use in the Registration Statement or Prospectus; provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or trustee of the Trust or who controls the Trust within the meaning of Section 15 of the 1933 Act or Section 20 of the 1934 Act, shall not inure to the benefit of such officer, trustee or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent, that such result would not be against public policy as expressed in the 1933 Act; and further provided, that in no event shall anything contained herein be so construed as to protect the Distributor against any liability to the Trust or to its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations under this Agreement. The Trust's agreement to indemnify the Distributor, its officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Trust being promptly notified of any action brought against the Distributor, its officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Trust at its principal business office. The Trust agrees promptly to notify the Distributor of the commencement of any litigation or proceedings against it or any of its officers or directors in connection with the issue and sale of any of its Shares.

     The Distributor agrees to indemnify, defend and hold the Trust, its trustees and officers and any person who controls the Trust, if any, within the meaning of Section 15 of the 1933 Act or Section 20 of the 1934 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Trust, its trustees or officers or any such controlling person may incur under the 1933 Act, the 1934 Act, or under common law or otherwise, but only to the extent that such liability or expense incurred by the Trust, its trustees or officers or such controlling person resulting from such claims or demands shall arise out of or be based upon (i) any alleged untrue statement of a material fact contained in information furnished in writing by the Distributor to the Trust for use in the Registration Statement or Prospectus; (ii) any failure of the Distributor or any investor purchasing Shares of the Trust through the Distributor to timely transmit good payment for the purchase of Trust Shares; or
(iii) any breach of the obligations of the Distributor under Section 6 of this Agreement. The Distributor's agreement to indemnify the Trust, its trustees and officers and any such controlling person as aforesaid, is expressly conditioned upon the Distributor being promptly notified of any event giving rise to rights of indemnification hereunder, including any action brought against the Trust, its trustees or officers or any such controlling person, such notification being given to the Distributor at its principal business office.

     Section 6. Compliance with Securities Laws. The Trust represents that it is registered as a diversified, open-end management investment company under the 1940 Act, and agrees that it will comply with all of the provisions of the 1940 Act and of the rules and regulations thereunder. The Trust and the Distributor each agree to comply with all of the applicable terms and provisions of the 1940 Act, the 1933 Act and, subject to the provisions of Section 3(d), all applicable state "Blue Sky" laws. The Distributor agrees to comply with all of the applicable terms and provisions of the 1934 Act.

     Section 7. Terms of Agreement; Termination. This Agreement shall commence on the date first set forth above. This Agreement shall continue in effect for a period more than two years from the date hereof only so long as such continuance is specifically approved at least annually in conformity with the requirements of the 1940 Act, including Rule 12b-1 thereunder.

     This Agreement shall terminate automatically in the event of its assignment (as defined by the 1940 Act). In addition, this Agreement may be terminated by either party at any time, without penalty, on not more than sixty days' nor less than thirty days' written notice to the other party.

     Section 8. Notices. Any notice required to be given pursuant to this Agreement shall be deemed duly given if delivered or mailed by registered mail, postage prepaid, (i) to the Distributor at Maxus Securities Corp, The Tower at Erieview, 36th Floor, 1301 East Ninth Street, Cleveland, Ohio 44114 or (2) to the Trust at MaxFund Trust, The Tower at Erieview, 36th Floor, 1301 East Ninth Street, Cleveland, Ohio 44114.

     Section  9.      Governing  Law.   This Agreement  shall  be  governed  and
construed in accordance with the laws of the State of Ohio.

     Section 10. Non-Liability of Shareholders, Trustees, Officers, Employees, Representatives and Agents. It is expressly agreed that the obligation of the Trust hereunder shall not be binding upon nor resort be had to the private property of any of the trustees, Shareholders, nominees, officers, agents or employees of the Trust, personally, but bind only the Trust property, as provided in the Declaration of Trust. The execution and delivery of this Agreement have been authorized by the trustees of the Trust and signed by the officers of the Trust, acting as such, and neither such authorization by such trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually, or to impose any liability on any of them personally, but shall bind only the Trust property as provided in the Declaration of Trust.

     Section 11. Complete Agreement. This Agreement contains the complete agreement with respect to the subject matter hereof and supersedes any prior understandings, agreements or representations by or between the parties related to the subject matter hereof.

     IN WITNESS WHEREOF, the parties hereto have executed this Agreement on the day and year first above written.

                                   OTI TRUST

                                   By:__________________________________
                                     Richard A. Barone, Chairman


                                   MAXUS SECURITIES CORP

                                   By:__________________________________
                                  EXHIBIT 6(b)

                             DISTRIBUTION AGREEMENT


     THIS AGREEMENT dated as of the _____ day of ___________, 1998 by and between OTI TRUST (the "Trust"), a business trust established and existing under the laws of the State of Ohio, and MORTON H. SACHS & COMPANY (the "Distributor"), a corporation organized and existing under the laws of the State of Ohio.

                              W I T N E S S E T H:

     In consideration of the mutual covenants hereinafter contained, the parties hereto agree as follows:

     Section 1. Appointment of the Distributor. The Trust hereby appoints the Distributor as its agent to arrange for the sale of shares of the Trust on the terms and for the period set forth in this Agreement, and the Distributor hereby accepts such appointment and agrees to act hereunder. It is acknowledged that the Trust is authorized to issue shares in one or more series, with each series representing shares of a separate investment portfolio of the Trust (a "Fund"), and with the shares of each Fund being divided into Investor Shares and Institutional Shares. The term "Shares" as used herein shall refer to shares of each class of each Fund of the Trust. It is also acknowledged that this appointment is not exclusive, and that the Trust may appoint other persons as distributors for its Shares.

     Section 2.     Services and Duties of the Distributor.

          (a) The Distributor agrees to arrange to sell, as agent for the Trust, from time to time during the term of this Agreement, Shares upon the terms described in the Prospectus. As used in this Agreement, the term "Prospectus" shall mean the prospectus included in the Trust's Registration Statement most recently filed by the Trust with the Securities and Exchange Commission and effective under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended (the "1940 Act"), as such Registration Statement is amended by any amendments thereto at the time in effect.

          (b) Upon commencement of the continuous public offering of the Shares of the Trust, the Distributor will hold itself available to receive orders, satisfactory to the Distributor, for the purchase of Shares and will accept such orders on behalf of the Trust as of the time of receipt of such orders and will transmit such orders as are so accepted to the Trust's Dividend and Transfer Agent as promptly as practicable. Purchase orders shall be deemed effective at the time and in the manner set forth in the Prospectus.

          (c) The Distributor, as agent for the Trust and in its discretion, may enter into agreements with such registered and qualified retail broker-dealers as it may select pursuant to which such broker-dealers may also arrange for the sale of Shares.

          (d) The offering price of the Shares of each class of each Fund shall be the net asset value (as described in the Prospectus, as amended from time to time and determined as set forth in the Prospectus) per Share of such class of such Fund next determined following receipt of an order. The Trust shall furnish the Distributor with all possible promptness advice of each computation of net asset value.

          (e) The Distributor shall not be obligated to sell any certain number of Shares, and nothing herein contained shall prevent the Distributor from entering into like distribution agreements with other investment companies so long as the performance of its obligations hereunder is not impaired thereby.

     Section 3.     Duties of the Trust.

          (a) The Trust agrees to sell its Shares so long as it has Shares available for sale and to cause its Dividend and Transfer Agent to issue, if requested by the purchaser, certificates for Shares, registered in such names and amounts as the Distributor has requested in writing, as promptly as practicable after receipt by the Trust of the purchase price therefor and thereof and written request of the Distributor therefor.

          (b) The Trust shall keep the Distributor fully informed with regard to its affairs and shall furnish to the Distributor copies of all information, financial statements and other papers which the Distributor may reasonably request for use in connection with the distribution of Shares of the Trust. This shall include, without limitation, one certified copy of all financial statements of the Trust prepared by independent accountants and such reasonable number of copies of its most current Prospectus and annual and interim reports as the Distributor may request. The Trust shall cooperate fully in the efforts of the Distributor to arrange for the sale of the Shares and in the performance of the Distributor under this Agreement.

          (c) The Trust agrees to file from time to time such amendments, reports and other documents as may be necessary in order that there may be no untrue statement of a material fact in a Registration Statement or Prospectus, or necessary in order that there may be no omission to state a material fact in the Registration Statement or Prospectus which omission would make the statements therein, in light of the circumstances under which they were made, misleading.

          (d) The Trust shall use its best efforts to qualify and maintain the qualification of an appropriate number of its Shares for sale under the securities laws of such states as the Distributor and the Trust may approve, and, if necessary or appropriate in connection therewith, to qualify and maintain the qualification of the Trust as a broker or dealer in such states; provided that the Trust shall not be required to amend the Declaration of Trust or its By-Laws to comply with the laws of any state, to maintain an office in any state, to change the terms of the offering of its Shares in any state from the terms set forth in its Registration Statement and Prospectus, to qualify as a foreign corporation, business trust or similar entity in any state or to consent to service of process in any state other than with respect to claims arising out of the offering of its Shares. The Distributor shall furnish such information and other material relating to its affairs and activities as may be required by the Trust in connection with such qualifications.

     Section 4.     Compensation and Expenses.

          (a) Except as set forth in this Section, (i) the Distributor shall not receive any compensation for its services under this Agreement and (ii) the Distributor shall not be required to bear any costs in connection with the offering of Shares for sale to the public.

          (b) The Trust shall bear all costs and expenses of the continuous offering of its Shares, including: (i) fees and disbursements of its counsel  and  auditors, (ii) the preparation, filing and  printing  of  any registration statements and/or prospectuses required by and under the federal securities laws, (iii) the preparation and mailing of annual and interim reports and proxy materials to shareholders and (iv) the qualification of the Shares for sale and of the Trust as a broker or dealer under the securities laws of such states or other jurisdictions as shall be selected by the Trust and by the Distributor pursuant to Section 3(d) hereof and the cost and expenses payable to each such state for continuing qualification therein.

          (c) The Distributor agrees to provide the services described in the Trust's Distribution and Shareholder Servicing Plan (Investor Shares Only) of even date herewith. In consideration for such services, the Trust shall pay to the Distributor a fee at the annual rate of .30% of the average daily net assets of the Investor Shares of each Fund.

     Section 5. Indemnification. The Trust agrees to indemnify, defend and hold the Distributor, its officers and directors and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act or Section 20 of the Securities Exchange Act of 1934, as amended (the "1934 Act"), free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees and expenses incurred in connection therewith) which the Distributor, its officers, directors or any such controlling persons may incur under the 1933 Act, the 1934 Act, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registration Statement or Prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission or alleged untrue statement or omission made in reliance upon and in conformity with information furnished in writing by the Distributor to the Trust for use in the Registration Statement or Prospectus; provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or trustee of the Trust or who controls the Trust within the meaning of Section 15 of the 1933 Act or Section 20 of the 1934 Act, shall not inure to the benefit of such officer, trustee or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent, that such result would not be against public policy as expressed in the 1933 Act; and further provided, that in no event shall anything contained herein be so construed as to protect the Distributor against any liability to the Trust or to its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations under this Agreement. The Trust's agreement to indemnify the Distributor, its officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Trust being promptly notified of any action brought against the Distributor, its officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Trust at its principal business office. The Trust agrees promptly to notify the Distributor of the commencement of any litigation or proceedings against it or any of its officers or directors in connection with the issue and sale of any of its Shares.

     The Distributor agrees to indemnify, defend and hold the Trust, its trustees and officers and any person who controls the Trust, if any, within the meaning of Section 15 of the 1933 Act or Section 20 of the 1934 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Trust, its trustees or officers or any such controlling person may incur under the 1933 Act, the 1934 Act, or under common law or otherwise, but only to the extent that such liability or expense incurred by the Trust, its trustees or officers or such controlling person resulting from such claims or demands shall arise out of or be based upon (i) any alleged untrue statement of a material fact contained in information furnished in writing by the Distributor to the Trust for use in the Registration Statement or Prospectus; (ii) any failure of the Distributor or any investor purchasing Shares of the Trust through the Distributor to timely transmit good payment for the purchase of Trust Shares; or
(iii) any breach of the obligations of the Distributor under Section 6 of this Agreement. The Distributor's agreement to indemnify the Trust, its trustees and officers and any such controlling person as aforesaid, is expressly conditioned upon the Distributor being promptly notified of any event giving rise to rights of indemnification hereunder, including any action brought against the Trust, its trustees or officers or any such controlling person, such notification being given to the Distributor at its principal business office.

     Section 6. Compliance with Securities Laws. The Trust represents that it is registered as a diversified, open-end management investment company under the 1940 Act, and agrees that it will comply with all of the provisions of the 1940 Act and of the rules and regulations thereunder. The Trust and the Distributor each agree to comply with all of the applicable terms and provisions of the 1940 Act, the 1933 Act and, subject to the provisions of Section 3(d), all applicable state "Blue Sky" laws. The Distributor agrees to comply with all of the applicable terms and provisions of the 1934 Act.

     Section 7. Terms of Agreement; Termination. This Agreement shall commence on the date first set forth above. This Agreement shall continue in effect for a period more than two years from the date hereof only so long as such continuance is specifically approved at least annually in conformity with the requirements of the 1940 Act, including Rule 12b-1 thereunder.

     This Agreement shall terminate automatically in the event of its assignment (as defined by the 1940 Act). In addition, this Agreement may be terminated by either party at any time, without penalty, on not more than sixty days' nor less than thirty days' written notice to the other party.

     Section 8. Notices. Any notice required to be given pursuant to this Agreement shall be deemed duly given if delivered or mailed by registered mail, postage prepaid, (i) to the Distributor at Morton H. Sachs & Company, 1346 South Third Street, Louisville, Kentucky 40208 or (ii) to the Trust at OTI Trust, The Tower at Erieview, 36th Floor, 1301 East Ninth Street, Cleveland, Ohio 44114.

     Section  9.      Governing  Law.   This Agreement  shall  be  governed  and
construed in accordance with the laws of the State of Ohio.

     Section 10. Non-Liability of Shareholders, Trustees, Officers, Employees, Representatives and Agents. It is expressly agreed that the obligation of the Trust hereunder shall not be binding upon nor resort be had to the private property of any of the trustees, Shareholders, nominees, officers, agents or employees of the Trust, personally, but bind only the Trust property, as provided in the Declaration of Trust. The execution and delivery of this Agreement have been authorized by the trustees of the Trust and signed by the officers of the Trust, acting as such, and neither such authorization by such trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually, or to impose any liability on any of them personally, but shall bind only the Trust property as provided in the Declaration of Trust.

     Section 11. Use of Name. The Trust recognizes that directors, officers and employees of the Distributor may from time to time serve as directors, officers and employees of other corporations (including other investment companies) and that such other corporations may include the name "OTI" as part of their name, and that the Distributor or its affiliates may enter into distribution or other agreements with such other corporations. If the Distributor ceases to act as the Trust's distributor of shares or if Maxus Asset Management Inc, an affiliate of the Distributor, ceases to act as the Trust's investment adviser, the Trust agrees that, at the Distributor's request, the Trust's license to use the word "OTI" will terminate and the Trust will take all necessary action to change the name of all Funds of the Trust to a name not including the word "OTI".

     Section 12. Complete Agreement. This Agreement contains the complete agreement with respect to the subject matter hereof and supersedes any prior understandings, agreements or representations by or between the parties related to the subject matter hereof.

     IN WITNESS WHEREOF, the parties hereto have executed this Agreement on the day and year first above written.

                                   OTI TRUST

                                   By:__________________________________
                                     Richard A. Barone, Chairman


                                   MORTON H. SACHS & COMPANY

                                   By:__________________________________
                                  EXHIBIT 9(a)

                            ADMINISTRATION AGREEMENT


     THIS AGREEMENT is made and entered into this ____ day of __________, 1998, by and between OTI Trust, an Ohio business trust (the "Fund"), and Maxus Information Systems, Inc., an Ohio corporation ("MIS").

                           RECITALS:

     A. The Fund is a diversified, open-end management investment company registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"); and

     B. The Fund desires to appoint MIS as its transfer agent and dividend disbursing and redemption agent, and MIS desires to accept such appointment.

                          AGREEMENTS:

     NOW, THEREFORE, in consideration of the mutual covenants herein contained, the parties hereby agree as follows:

1.   DUTIES OF MIS.

     1.01 Subject to the terms and conditions set forth in this Agreement, the Fund hereby employs and appoints MIS to act, and MIS agrees to act, as transfer agent for the Fund's authorized and issued shares of beneficial interest of each class of each portfolio of the Fund (the "Shares), and as dividend disbursing and redemption agent for the Fund.

     1.02 MIS agrees that it will perform the following services:

          (a) In accordance with procedures established from time to time by agreement between the Fund and MIS, MIS shall:

            (i) Receive for acceptance, orders for the purchase of Shares, and promptly deliver payment and appropriate documentation therefore to the Custodian of the Fund authorized by the Board of Directors of the Fund (the "Custodian");

           (ii) Pursuant to purchase orders, issue the appropriate number of Shares and hold such Shares in the appropriate Shareholder account;

          (iii) Receive for acceptance redemption requests and redemption directions and deliver the appropriate documentation therefore to the Custodian;

           (iv) At the appropriate time as and when it receives monies paid to it by the Custodian with respect to any redemption, pay over or cause to be paid over in the appropriate manner such monies as instructed by the redeeming Shareholders;

            (v) Effect transfers of Shares by the registered owners thereof upon receipt of appropriate instructions;

           (vi) Prepare and transmit payments for dividends and distributions declared by the Fund;

          (vii) Maintain records of account for and advise the Fund and its Shareholders as to the foregoing; and

          (viii) Record the issuance of shares of the Fund and maintain pursuant to SEC Rule 17Ad-10(e) a record of the total number of shares of the Fund which are authorized, based upon data provided to it by the Fund, and issued and outstanding. MIS shall also provide the Fund on a regular basis with the total number of shares which are authorized and issued and outstanding and shall have no obligation, when recording the issuance of shares, to monitor the issuance of such shares or to take cognizance of any laws relating to the issue or sale of such shares, which functions shall be the sole responsibility of the Fund.

          (b) In addition, MIS shall perform all of the customary services of a transfer agent, dividend disbursing and redemption agent, including but not limited to: maintaining all Shareholder accounts, preparing Shareholder meeting lists, mailing proxies, receiving and tabulating proxies, mailing Shareholder reports and prospectuses to current Shareholders, withholding taxes on U.S. resident and non-resident alien accounts, preparing and filing U.S. Treasury Department Forms 1099 and other appropriate forms required with respect to dividends and distributions by federal authorities for all Shareholders, preparing and mailing confirmation forms and statements of account to Shareholders for all purchases and redemptions of Shares and other confirmable transactions in Shareholder accounts, preparing and mailing activity statements for Shareholders, and providing Shareholder account information and provide a system and reports which will enable the Fund to monitor the total number of Shares sold in each State.

     Procedures applicable to certain of these services may be established from time to time by agreement between the Fund and MIS.

2.   FEES AND EXPENSES

     2.01 In consideration of the services to be performed by MIS pursuant to this Agreement, the Fund agrees to pay MIS the fees set forth in the fee schedule attached hereto as Exhibit "A".

     2.02 In addition to the fee paid under Section 2.01 above, the Fund agrees to reimburse MIS for out-of-pocket expenses or advances incurred by MIS in connection with the performance of its obligations under this Agreement. In addition, any other expenses incurred by MIS at the request or with the consent of the Fund will be reimbursed by the Fund.

     2.03 The Fund agrees to pay all fees and reimbursable expenses within five days following the receipt of the respective billing notice. Postage for mailing of dividends, proxies, Fund reports and other mailings to all shareholder accounts shall be advanced to MIS by the Fund at least seven days prior to the mailing date of such materials.

3.   REPRESENTATIONS AND WARRANTIES OF MIS

     MIS represents and warrants to the Fund that:

     3.01 It is a corporation duly organized and existing and in good standing under the laws of the State of Ohio.

     3.02 It is duly qualified to carry on its business in the State of Ohio.

     3.03 It is empowered under applicable laws and by its charter and by-laws to enter into and perform this Agreement.

     3.04 All requisite corporate proceedings have been taken to authorize it to enter into and perform this Agreement.

     3.05 It has and will continue to have access to the necessary facilities, equipment and personnel to perform its duties and obligations under this Agreement.

     3.06 MIS is duly registered as a transfer agent under the Securities Act of 1934 and shall continue to be registered throughout the remainder of this Agreement.

4.   REPRESENTATIONS AND WARRANTIES OF The Fund

     The Fund represents and warrants to MIS that:

     4.01 It is a business trust duly organized and existing and in good standing under the laws of Ohio.

     4.02 It is empowered under applicable laws and by its Declaration of Trust and By-Laws to enter into and perform this Agreement.

     4.03 All corporate proceedings required by said Declaration of Trust and By-Laws have been taken to authorize it to enter into and perform this Agreement.

     4.04 It is an open-end and diversified management investment company registered under the 1940 Act.

     4.05 A registration statement under the Securities Act of 1933 is currently or will become effective and will remain effective, and appropriate state securities law filings as required, have been or will be made and will continue to be made, with respect to all Shares of the Fund being offered for sale.

5.   INDEMNIFICATION

     5.01 MIS shall not be responsible for, and the Fund shall indemnify and hold MIS harmless from and against, any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to:

          (a) All actions of MIS or its agents or subcontractors required to be taken pursuant to this Agreement, provided that such actions are taken in good faith and without gross negligence or willful misconduct.

          (b) The Fund's refusal or failure to comply with the terms of this Agreement, or which arise out of the Fund's lack good faith, gross negligence or willful misconduct or which arise out of the breach of any representation or warranty of the Fund hereunder.

          (c) The reliance on or use by MIS or its agents or subcontractors of information, records and documents which (i) are received by MIS or its agents or subcontractors and furnished to it by or on behalf of the Fund, and (ii) have been prepared and/or maintained by the Fund or any other person or firm on behalf of the Fund.

          (d) The reliance on, or the carrying out by MIS or its agents or subcontractors of, any instructions or requests of the Fund.

          (e) The offer or sale of Shares in violation of any requirement under the federal securities laws or regulations or the securities laws or regulations of any state that such Shares be registered in such state or in violation of any stop order or other determination or ruling by any federal agency or any state with respect to the offer or sale of such Shares in such state.

     5.02 MIS shall indemnify and hold the Fund harmless from and against any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to any action or failure or omission to act by MIS as a result of MIS's lack of good faith, gross negligence or willful misconduct.

     5.03 At any time MIS may apply to any officer of the Fund for instructions, and may consult with legal counsel with respect to any matter arising in connection with the services to be performed by MIS under this Agreement, and MIS and its agents or subcontractors shall not be liable and shall be indemnified by the Fund for any action taken or omitted by it in reliance upon such instructions or upon the opinion of such counsel. MIS, its agents and subcontractors shall be protected and indemnified in acting upon any paper or document furnished by or on behalf of the Fund, reasonably believed to be genuine and to have been signed by the proper person or persons, or upon any instruction, information, data, records or documents provided MIS or its agents or subcontractors by machine readable input, telex, CRT data entry or other similar means authorized by the Fund, and shall not be held to have notice of any change of authority of any person, until receipt of written notice thereof from the Fund. MIS, its agents and subcontractors shall also be protected and indemnified in recognizing stock certificates which are reasonably believed to bear the proper manual or facsimile signatures of the officers of the Fund, and the proper countersignature of any former transfer agent or registrar, or of a co-transfer agent or co-registrar.

     5.04 In the event either party is unable to perform its obligations under the terms of this Agreement because of acts of God, strikes, equipment or transmission failure or damage reasonably beyond its control, or other causes reasonably beyond its control, such party shall not be liable for damages to the other for any damages resulting from such failure to perform or otherwise from such causes.

     5.05 Neither party to this Agreement shall be liable to the other party for consequential damages under any provision of this Agreement or for any act or failure to act hereunder.

     5.06 Upon the assertion of a claim for which either party may be required to indemnify the other, the party of seeking indemnification shall promptly notify the other party of such assertion, and shall keep the other party advised with respect to all developments concerning such claim. The party who may be required to indemnify shall have the option to participate with the party seeking indemnification the defense of such claim. The party seeking indemnification shall in no case confess any claim or make any compromise in any case in which the other party may be required to indemnify it except with the other party's prior written consent.

6.   COVENANTS OF THE FUND AND MIS

     6.01 The Fund shall promptly furnish to MIS a certified copy of the resolution of the Board of Directors of the Fund authorizing the appointment of MIS and the execution and delivery of this Agreement.

     6.02 MIS hereby agrees to establish and maintain facilities and procedures reasonably acceptable to the Fund for safekeeping of stock certificates, check forms and facsimile signature imprinting devices, if any; and for the preparation or use, and for keeping account of, such certificates, forms and devices.

     6.03 MIS shall keep records relating to the services to be performed hereunder, in the form and manner as it may deem advisable. To the extent required by Section 31 of the 1940 Act, as amended, and the Rules thereunder, MIS agrees that all such records prepared or maintained by MIS relating to the services to be performed by MIS hereunder are the property of the Fund and will be preserved, maintained and made available in accordance with such Section and Rules, and will be surrendered promptly to the Fund on and in accordance with its request.

     6.04 MIS and the Fund agree that all books, records, information and data pertaining to the business of the other party which are exchanged or received pursuant to the negotiation or the carrying out of this Agreement shall remain confidential, and shall not be voluntarily disclosed to any other person, except as may be required by law.

     6.05 In case of any requests or demands for the inspection of the Shareholder records of the Fund, MIS will endeavor to notify the Fund and to secure instructions from an authorized officer of the Fund as to such inspection. MIS reserves the right, however, to exhibit the Shareholder records to any person whenever it is advised by its counsel that it may be held liable for the failure to exhibit the Shareholder records to such person, and shall promptly notify the Fund of any unusual request to inspect or copy the shareholder records of the Fund or the receipt of any other unusual request to inspect, copy or produce the records of the Fund.

7.   TERM OF AGREEMENT

     7.01 This Agreement shall become effective as of the date hereof and shall remain in force for a period of three years; provided, however, that each party to this Agreement have the option to terminate the Agreement without penalty, upon 90 days prior written notice.

     7.02 Should the Fund exercise its right to terminate, all out-of-pocket expenses associated with the movement of records and material will be borne by the Fund. Additionally, MIS reserves the right to charge for any other reasonable expenses associated with such termination.

8.   MISCELLANEOUS

     8.01 Neither this Agreement nor any rights or obligations hereunder may be assigned by either party without the written consent of the other party. This Agreement shall inure to the benefit of and be binding upon the parties and their respective permitted successors and assigns.

     8.02 This Agreement may be amended or modified by a written agreement executed by both parties and authorized or approved by a resolution of the Board of Trustees of the Fund.

     8.03 The provisions of this Agreement shall be construed and interpreted in accordance with the laws of the State of Ohio as at the time in effect and the applicable provisions of the 1940 Act. To the extent that the applicable law of the State of Ohio, or any of the provisions here in, conflict with the applicable provisions of the 1940 Act, the latter shall control.

     8.04 This Agreement constitutes the entire agreement between the parties hereto and supersedes any prior agreement with respect to the subject matter hereof whether oral or written.

     8.05 All notices and other communications hereunder shall be in writing, shall be deemed to have been given when received or when sent by telex or facsimile, and shall be given to the following addresses (or such other addresses as to which notice is given):

To the Fund:                       To MIS:

OTI Trust                          Maxus Information Systems, Inc.
The Tower at Erieview, 36th Floor  The Tower at Erieview, 36th Floor
1301 East Ninth Street             1301 East Ninth Street
Cleveland, OH 44114                Cleveland, OH 44114

     IN WITNESS WHEREOF, the parties hereto have executed this Agreement as of the day and year first above written.


OTI TRUST                     MAXUS INFORMATION SYSTEMS, INC.


By:                           By:
     Richard A. Barone
     President                Its: ___________________________

                                   EXHIBIT "A"

                                  FEE SCHEDULE


The following fees will be paid in respect of each portfolio of the Fund:

     $6.75 per shareholder account per annum, payable monthly, subject to a $775 minimum per month.*

     plus:

     $12.00 per month for each state in which a portfolio is registered under the blue sky laws of such state.*

__________________

*Notwithstanding the foregoing, if for any month the average net assets of a portfolio are less than $10,000,000, all of the above dollar amounts will be reduced based on the proportion which such average net assets bears to $10,000,000.

                                  EXHIBIT 9(b)

                          ACCOUNTING SERVICES AGREEMENT


     THIS AGREEMENT is made and entered into this ____ day of __________, 1998, by and between OTI Trust, an Ohio business trust (the "Fund"), and Maxus Information Systems, Inc., an Ohio corporation ("MIS").

                           RECITALS:

     A. The Fund is a diversified, open-end management investment company registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"); and

     B. MIS is a corporation experienced in providing accounting services to mutual funds and possesses facilities sufficient to provide such services; and

     C. The Fund desires to avail itself of the experience, assistance and facilities of MIS and to have MIS perform the Fund certain services appropriate to the operations of the Fund, and MIS is willing to furnish such services in accordance with the terms hereinafter set forth.

                          AGREEMENTS:

     NOW, THEREFORE, in consideration of the mutual covenants herein contained, the parties hereby agree as follows:

     1.   DUTIES OF MIS.

          MIS   will   provide  the  Fund  with  the  necessary  office   space,
communication facilities and personnel to perform the following services for the
Fund:

          (a) Timely calculate and transmit to NASDAQ the daily net asset value of each class of shares of each portfolio of the Fund, and communicate such value to the Fund and its transfer agent;

          (b) Maintain and keep current all books and records of the Fund as required by Rule 31a-1 under the 1940 Act, as such rule or any successor rule may be amended from time to time ("Rule 31a-1"), that are applicable to the fulfillment of MIS's duties hereunder, as well as any other documents necessary or advisable for compliance with applicable regulations as may be mutually agreed to between the Fund and MIS. Without limiting the generality of the foregoing, MIS will prepare and maintain the following records upon receipt of information in proper form from the Fund or its authorized agents:

               *    Cash receipts journal
               *    Cash disbursements journal
               *    Dividend record
               *    Purchase and sales - portfolio securities journals
               *    Subscription and redemption journals
               *    Security ledgers
               *    Broker ledger
               *    General ledger
               *    Daily expense accruals
               *    Daily income accruals
               * Securities and monies borrowed or loaned and collateral therefore
               *    Foreign currency journals
               *    Trial balances

          (c) Provide the Fund and its investment adviser with daily portfolio valuation, net asset value calculation and other standard operational reports as requested from time to time.

          (d) Provide all raw data available from its fund accounting system for the preparation by the Fund or its investment advisor of the following:

               1.   Semi-annual financial statements;
               2.   Semi-annual form N-SAR;
               3.   Annual tax returns;
               4.   Financial data necessary to update form N-1A;
               5.   Annual proxy statement.

          (e) Provide facilities to accommodate annual audit and any audits or examinations conducted by the Securities and Exchange Commission or any other governmental or quasi-governmental entities with jurisdiction.

MIS shall for all purposes herein be deemed to be an independent contractor and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Fund in any way or otherwise be deemed an agent of the Fund.

     2.   FEES AND EXPENSES.

          (a) In consideration of the services to be performed by MIS pursuant to this Agreement, the Fund agrees to pay MIS the fees set forth in the fee schedule attached hereto as Exhibit A.

          (b) In addition to the fees paid under paragraph (a) above, the Fund agrees to reimburse MIS for out-of-pocket expenses or advances incurred by MIS in connection with the performance of its obligations under this Agreement. In addition, any other expenses incurred by MIS at the request or with the consent of the Fund will be reimbursed by the Fund.

          (c) The Fund agrees to pay all fees and reimbursable expenses within five days following the receipt of the respective billing notice.

     3.   LIMITATION OF LIABILITY OF MIS.

          (a) MIS shall be held to the exercise of reasonable care in carrying out the provisions of the Agreement, but shall not be liable to the Fund for any action taken or omitted by it in good faith without gross negligence, bad faith, willful misconduct or reckless disregard of its duties hereunder. It shall be entitled to rely upon and may act upon the accounting records and reports generated by the Fund, advice of the Fund, or of counsel for the Fund and upon statements of the Fund's independent accountants, and shall not be liable for any action reasonably taken or omitted pursuant to such records and reports or advice, provided that such action is not, to the knowledge of MIS, in violation of applicable federal or state laws or regulations, and provided further that such action is taken without gross negligence, bad faith, willful misconduct or reckless disregard of its duties.

          (b) Nothing herein contained shall be construed to protect MIS against any liability to the Fund to which MIS shall otherwise be subject by reason of willful misfeasance, bad faith, gross negligence in the performance of its duties to the Fund, reckless disregard of its obligations and duties under this Agreement or the willful violation of any applicable law.

          (c) Except as may otherwise be provided by applicable law, neither MIS nor its stockholders, officers, directors, employees or agents shall be subject to, and the Fund shall indemnify and hold such persons harmless from and against, any liability for and any damages, expenses or losses incurred by reason of the inaccuracy of information furnished to MIS by the Fund or its authorized agents.

     4.   REPORTS.

          (a) The Fund shall provide to MIS on a quarterly basis a report of a duly authorized officer of the Fund representing that all information furnished to MIS during the preceding quarter was true, complete and correct in all material respects. MIS shall not be responsible for the accuracy of any information furnished to it by the Fund or its authorized agents, and the Fund shall hold MIS harmless in regard to any liability incurred by reason of the inaccuracy of such information.

          (b) Whenever, in the course of performing its duties under this Agreement, MIS determines, on the basis of information supplied to MIS by the Fund or its authorized agents, that a violation of applicable law has occurred or that, to its knowledge, a possible violation of applicable law may have occurred or, with the passage of time, would occur, MIS shall promptly notify the Fund and its counsel of such violation.

     5.   ACTIVITIES OF MIS.

     The services of MIS under this Agreement are not to be deemed exclusive, and MIS shall be free to render similar services to others so long as its services hereunder are not impaired thereby.

     6.   ACCOUNTS AND RECORDS.

     The accounts and records maintained by MIS shall be the property of the Fund, and shall be surrendered to the Fund promptly upon request by the Fund in the form in which such accounts and records have been maintained or preserved. MIS agrees to maintain a back-up set of accounts and records of the Fund (which back-up set shall be updated on at least a weekly basis) at a location other than that where the original accounts and records are stored. MIS shall assist the Fund's independent auditors, or, upon approval of the Fund, any regulatory body, in any requested review of the Fund's accounts and records. MIS shall preserve the accounts and records as they are required to be maintained and preserved by Rule 31a-1.

     7.   CONFIDENTIALITY.

     MIS agrees that it will, on behalf of itself and its officers and employees, treat all transactions contemplated by this Agreement, and all other information germane thereto, as confidential and not to be disclosed to any person except as may be authorized by the Fund.

     8.   TERM OF AGREEMENT.

     (a) This Agreement shall become effective as of the date hereof and shall remain in force for a period of three years; provided, however, that each party to this Agreement have the option to terminate the Agreement, without penalty, upon 90 days prior written notice.

     (b) Should the Fund exercise its right to terminate, all out-of-pocket expenses associated with the movements of records and material will be borne by the Fund. Additionally, MIS reserves the right to charge for any other reasonable expenses associated with such termination.

     9.   MISCELLANEOUS.

     (a) Neither this Agreement nor any rights or obligations hereunder may be assigned by either party without the written consent of the other party. This Agreement shall inure to the benefit of and be binding upon the parties and their respective permitted successors and assigns.

     (b) The provisions of this Agreement shall be construed and interpreted in accordance with the laws of the State of Ohio as at the time in effect and the applicable provisions of the 1940 Act. To the extent that the applicable law of the State of Ohio, or any of the provisions herein, conflict with the applicable provisions of the 1940 Act, the latter shall control.

     (c) This Agreement may be amended by the parties hereto only if such amendment is in writing and signed by both parties.

     (d) This Agreement constitutes the entire agreement between the parties hereto and supersedes any prior agreement with respect to the subject matter hereof whether oral or written.

     (e) All notices and other communications hereunder shall be in writing, shall be deemed to have been given when received or when sent by telex or facsimile, and shall be given to the following addresses (or such other addresses as to which notice is given):

     To the Fund:                                         To MIS:

     OTI Trust                                 Maxus Information Systems, Inc.
     The  Tower at Erieview, 36th Floor        The Tower at Erieview, 36th Floor
     1301 East Ninth Street                    1301 East Ninth Street
     Cleveland, OH 44114                       Cleveland, OH 44114

     IN WITNESS WHEREOF, the parties hereto have executed this Agreement as of the day and year first above written.


OTI TRUST                          MAXUS INFORMATION
                                     SYSTEMS, INC.


By:_____________________________   By:______________________________
     Richard A. Barone,
     President                     Its:______________________________

                                    EXHIBIT A

                                  FEE SCHEDULE


The following fees will be paid in respect of each portfolio of the Fund:

                                       ANNUAL FEE
AVERAGE PORTFOLIO                 (payable monthly at
   NET ASSETS                          the end of
                                      each month)

First $25 Million in Assets            $17,400.00*

Next $25 Million in Assets               8,500.00

Each Additional $25 Million in Assets    4,750.00


*Notwithstanding the foregoing, if the average net asset value of the portfolio for the month is less than $10,000,000, the portfolio will pay an annual fee (payable monthly) equal to .174% of average net assets for the month.

                                  EXHIBIT 13(a)

                           MAXUS ASSET MANAGEMENT INC.
                        The Tower at Erieview, 36th Floor
                             1301 East Ninth Street
                              Cleveland, Ohio 44114


                               ____________, 1998


OTI Trust
The Tower at Erieview, 36th Floor
1301 East Ninth Street
Cleveland, OH 44114

     Re:  Purchase Agreement for Initial Capital

Gentlemen:

     We are purchasing from you today 5,000 Institutional Shares of OTI Special Opportunities Fund, a portfolio of OTI Trust, an Ohio business trust (the "Trust"), at a price of $10.00 per share, for an aggregate price of $50,000, to provide the initial capital you require pursuant to Section 14 of the Investment Company Act of 1940 in order to make a public offering of shares of the Fund.

     We hereby represent that we are acquiring said shares for investment and not for distribution or resale to the public.

                                   Very truly yours,

                                   MAXUS ASSET MANAGEMENT INC.


                                   By:  ______________________________
                                        Richard A. Barone, President

                                  EXHIBIT 13(b)

                            MORTON H. SACHS & COMPANY
                             1346 South Third Street
                           Louisville, Kentucky 40208


                               ____________, 1998


OTI Trust
The Tower at Erieview, 36th Floor
1301 East Ninth Street
Cleveland, OH 44114

     Re:  Purchase Agreement for Initial Capital

Gentlemen:

     We are purchasing from you today 5,000 Institutional Shares of OTI Special Opportunities Fund, a portfolio of OTI Trust, an Ohio business trust (the "Trust"), at a price of $10.00 per share, for an aggregate price of $50,000, to provide the initial capital you require pursuant to Section 14 of the Investment Company Act of 1940 in order to make a public offering of shares of the Fund.

     We hereby represent that we are acquiring said shares for investment and not for distribution or resale to the public.

                                   Very truly yours,

                                   MORTON H. SACHS & COMPANY


                                   By:  ______________________________
                                        Morton H. Sachs, President

                                   EXHIBIT 15

                   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
                             (Investor Shares Only)


     WHEREAS, OTI Trust (the "Trust") engages in business as an open-end management investment company and is registered as such under the Investment Company Act of 1940, as amended (the "Act"); and

     WHEREAS, the Trust currently is comprised of a single series, but the number of series may be increased from time to time (each, a "Portfolio"); and

     WHEREAS, the shares of each Portfolio are divided into two classes, namely, Investor Shares and Institutional Shares; and

     WHEREAS, the Trust desires to adopt this Plan pursuant to Rule 12b-1 under the Act, and the Trust's Board has determined that there is a reasonable likelihood that adoption of this Plan will benefit the Portfolios and holders of the Investor Shares; and

     WHEREAS, the Trust engages Maxus Securities Corp. and Morton H. Sachs & Company (the "Distributors") as distributors for the Portfolios' shares (the "Shares") pursuant to separate Distribution Agreements dated as of the date hereof.

     NOW, THEREFORE, the Trust hereby adopts, and the Distributors hereby agree to the terms of, this Plan in accordance with Rule 12b-1 under the Act on the following terms and conditions:

     1. (a) Each Portfolio shall pay each Distributor a shareholder servicing and distribution fee at the annual rate of .30% of the average daily net assets of the Investor Shares of such Portfolio.

               (b) Such fee will be used by the Distributors to make payments for administration, shareholder services and distribution assistance for holders of Investor Shares, including, but not limited to (i) compensation to securities dealers and other persons and organizations (collectively, "Service Organizations"), for providing distribution assistance with respect to Investor Shares, (ii) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Investor Shares, and (iii) otherwise promoting the sale of Investor Shares, including paying for the preparation of advertising and sales literature and the printing and distribution of such materials to prospective investors. Each Distributor shall determine the amounts to be paid to third parties and the basis on which such payments will be made. Payments to a third party are subject to compliance by the third party with the terms of any related Plan agreement between the third party and the Distributor.

               (c) For the purposes of determining the fees payable under this Plan, the value of each Portfolio's net assets shall be computed in the manner specified in the Trust's charter documents as then in effect for the computation of the value of such Portfolio's net assets.

     2. As respects each Portfolio, this Plan shall not take effect until it, together with any related agreement, has been approved by vote of a majority of both (a) the Trust's Board and (b) those Trustees who are not "interested persons" of the Trust (as defined by the Act) and who have no direct or indirect financial interest in the operation of this Plan or any agreements related to it (the "Rule 12b-1 Trustees") cast in person at a meeting (or meetings) called for the purpose of voting on this Plan and such related Agreements.

     3. As respects each Portfolio, this Plan shall remain in effect until December 31, 1998 and shall continue in effect thereafter so long as such continuance is specifically approved at least annually in the manner provided for approval of this Plan in paragraph 2.

     4. Each Distributor shall provide to the Trust's Board and the Board shall review, at least quarterly, a written report of amounts paid hereunder and the purposes for which they were made.

     5. As respects each Portfolio, this Plan may be terminated at any time by vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of the outstanding Investor Shares of such Portfolio.

     6. This Plan may not be amended as to any Portfolio to increase materially the amount of compensation payable pursuant to paragraph 1 hereof unless such amendment is approved by a vote of at least a majority (as defined in the Act) of the outstanding Investor Shares of such Portfolio. No material amendment to the Plan shall be made unless approved in the manner provided in paragraph 2 hereof.

     7. While this Plan is in effect, the selection and nomination of the Trustees who are not interested persons (as defined in the Act) of the Trust shall be committed to the discretion of the Trustees who are not such interested persons.

     8. The Trust shall preserve copies of this Plan and any related agreements and all reports made pursuant to paragraph 4 hereof, for a period of not less than six years from the date of this Plan, any such agreement or any such report, as the case may be, the first two years in an easily accessible place.

     9. This Plan may be executed simultaneously in two or more counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same instrument. The name OTI Trust is the designation of the Trustees for the time being under a Declaration of Trust dated September 15, 1998, as amended from time to time, and all persons dealing with the Trust must look solely to the property of the Trust for enforcement of any claims against the Trust as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of the Trust.

     IN WITNESS WHEREOF, the Trust, on behalf of the Portfolios, and the Distributors have executed this Plan as of the date set forth below.

Dated:  _________________, 1998

                              OTI TRUST



                              By:


                              MAXUS SECURITIES CORP.



                              By:



                              MORTON H. SACHS & COMPANY



                              By:

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933